UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23002

______________________________________________

LATTICE STRATEGIES TRUST

______________________________________________________________________________

(Exact name of registrant as specified in charter)

101 Montgomery Street, 27th Floor, San Francisco, California 94104

______________________________________________________________________________

(Address of principal executive offices) (zip code)

(Name and Address of Agent for Service)	Copy to:
Corporation Service Company 2711 Centerville Road, Suite 400 Wilmington, DE 19808	Kathleen H. Moriarty, Esq. Kaye Scholer LLP 250 West 55th Street New York, New York 10019

Registrant’s telephone number, including area code: (415) 508-3400

Date of fiscal year end: September 30

Date of reporting period: September 30, 2016

Item 1. Reports to Shareholders.

Lattice Strategies Trust

Hartford Multifactor Developed Markets (ex-US) ETF (RODM)
Formerly Lattice Developed Markets (ex-US) Strategy ETF

Hartford Multifactor Emerging Markets ETF (ROAM)
Formerly Lattice Emerging Markets Strategy ETF

Hartford Multifactor Global Small Cap ETF (ROGS)
Formerly Lattice Global Small Cap Strategy ETF

Hartford Multifactor US Equity ETF (ROUS)
Formerly Lattice US Equity Strategy ETF

Annual Report

September 30, 2016

Shareholder Letter

Dear Fellow Investor,

We are pleased to provide you with the latest Annual Report, which contains information relevant to your investment in Hartford Multifactor exchange-traded funds (ETFs)(1). The Report covers the period from October 1, 2015 through September 30, 2016.

These last 12 months were productive for many equity investors, as most major indexes delivered positive returns during the period. Those returns, however, did not come easily. Investors grappled with an array of concerns, including a contentious US election, a vote in favor of Brexit (the UK’s decision to leave the European Union), and constant attention on the Fed’s next move, among many other issues.

US equities delivered a 9.46% return (as measured by the Hartford Multifactor US Equity Index), emerging markets returned 13.19% (as measured by the Hartford Multifactor Emerging Markets Index), developed market equities (ex-US) delivered a 11.07% return (as measured by the Hartford Multifactor Developed Markets (ex-US) Index) and global small caps, which includes smaller companies from the US, developed, and emerging markets, returned 16.00% (as measured by Hartford Multifactor Global Small Cap Index) during the twelve-month period ending September 30, 2016.

Hartford Multifactor ETFs performed as designed by demonstrating low tracking error versus the indexes to which they are managed and delivering the expected exposures to the risks and opportunities sought by the underlying investment strategies. Additionally, each ETF delivered tax-efficient exposure to these strategies by avoiding long- and short-term capital gains during the full-year period.

In August, Hartford Funds completed the merger of Lattice Strategies, the adviser to the ETFs. The merger brings many potential benefits to shareholders, and we are excited to be part of a strong organization with a trusted brand and long track record of serving investors. In October, we re-named each ETF to reflect this proud relationship.

As we enter 2017, we encourage you to meet with your advisor who can help guide you through shifting markets with confidence. As we have continually witnessed, markets are unpredictable and it’s important to proactively build a portfolio that takes into account your unique investment goals and risk tolerances. Your financial advisor can find you a fit within our family of ETFs and mutual funds as you work toward your goals.

Thank you for investing with Hartford Funds.

Sincerely,

Darek Wojnar
President, Lattice Strategies Trust

(1)	Please note that Hartford Multifactor ETFs and the Indexes to which they are managed were re-named on October 24, 2016 while this report was being compiled and produced. Though the Report covers the fiscal one-year period through September 30, 2016, new fund and index names are reflected in the performance summaries of each fund and its respective index.

Hartford Multifactor Developed Markets (ex-US) ETF (RODM) (Unaudited)
(formerly known as Lattice Developed Markets (ex-US) Strategy ETF)

Hartford Multifactor Developed Markets (ex-US) ETF (the “Fund”) offers to provide investment results that, before fees and expenses, correspond to the total return performance of Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index (LRODMX) (the “Index”), (formerly known as Lattice Risk-Optimized Developed Markets (ex-US) Strategy Index), which tracks the performance of companies located in major developed markets of Europe, Canada and the Pacific Region.

By investing in the index constituents, the Fund seeks to generate returns and reduce volatility through the systematic re-allocation of risks in developed international equities by:

1.	Deliberate Risk Allocation: Provides exposure to the growth potential of international companies while explicitly seeking to reduce volatility and drawdown risk.
2.	Improved Diversification: Provides deep and diversified exposure across developed market economies by de-concentrating country, currency, and individual company risks, especially in mega-cap multinationals.
3.	Enhanced Return Potential: Seeks to enhance return potential and reduce risk by selecting companies with a favorable combination of risk/return factors, including value, momentum and quality.

The Fund returned (annualized) 10.62% at net asset value (“NAV”) for the year ending September 30, 2016. The difference in returns between the Fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

Performance

Reporting Period Return	1 Year	Inception *
Hartford Multifactor Developed Markets (ex-US) ETF (NAV Return)	10.62%	1.54%
Hartford Multifactor Developed Markets (ex-US) ETF (Market Price Return)	10.61%	1.90%
Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index	11.07%	1.81%

*	Inception: February 25, 2015

Growth of $10,000 Investment Since Inception

Top 10 Countries (as of Sep 30, 2016) (1)(2)
Country	%
Japan	19.76
Canada	12.06
United Kingdom	11.57
Australia	7.77
France	7.45
Switzerland	6.90
Germany	5.82
Hong Kong	5.34
Singapore	3.11
Israel	2.67
Total	82.45%

Sectors (as of Sep 30, 2016) (1)
Sector	%
Financials	21.94
Health Care	13.41
Industrials	12.78
Consumer Staples	9.89
Consumer Discretionary	9.36
Telecommunication Services	6.49
Real Estate	5.94
Utilities	5.84
Information Technology	5.46
Materials	5.45
Energy	3.44
Total	100.00%

Top 10 Holdings (as of Sep 30, 2016) (1)
Company	%
Link REIT	0.80
Celesio AG	0.76
Bank of Montreal	0.74
Champion REIT	0.74
Swiss Life Holding AG	0.72
Otsuka Holdings Co. Ltd.	0.70
NN Group NV	0.69
Indivior PLC	0.69
Roche Holding AG	0.68
Hannover Rueck SE	0.66
Total	7.18%

(1)	Top 10 Countries, Sectors, and Top 10 Holdings tables are expressed as a percentage of total investments. Holdings subject to change.
(2)	Country breakdown is based on Bloomberg “Country of Domicile” data field and may not reflect the real economic exposure.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Total Expense Ratio (per the current prospectus) 0.50%. Lattice Strategies LLC (“Lattice” or the “Adviser”) has contractually agreed to reimburse the fees and expenses of the Trustees of the Lattice Strategies Trust (the “Trust”) who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates (“Independent Trustees”) and their independent counsel, if any, until March 1, 2017. The Fund’s board of trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. Call 415-315-6600 for current month-end performance.

Lattice ETF Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Funds and tender those shares for redemption to the Funds in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Hartford Multifactor Emerging Markets ETF (ROAM) (Unaudited)
(formerly known as Lattice Emerging Markets Strategy ETF)

Hartford Multifactor Emerging Markets ETF (the “Fund”) offers to provide investment results that, before fees and expenses, correspond to the total return performance of Hartford Risk-Optimized Multifactor Emerging Markets Index (LROAMX) (the “Index”), (formerly known as Lattice Risk-Optimized Advancing Markets Strategy Index), which is designed to balance risks and opportunities within equity markets of emerging economies while emphasizing constituents exhibiting a favorable combination of factor characteristics.

By investing in the index constituents, the Fund seeks to generate returns through the systematic re-allocation of risks commonly found in capitalization-weighted emerging markets indexes by:

1.	Deliberate Risk Allocation: Expands the investment opportunity and seeks to harness emerging markets’ growth potential by allocating risk across countries and companies.
2.	Improved Diversification: Improves diversification by providing deeper exposure to emerging economies and companies.
3.	Enhanced Return Potential: Increases exposure to countries earlier in their growth cycle and selects companies with favorable risk/return factors, including value, momentum and quality.

The Fund returned (annualized) 12.20% at net asset value (“NAV”) for the year ending September 30, 2016. The difference in returns between the Fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

Performance

Reporting Period Return	1 Year	Inception *
Hartford Multifactor Emerging Markets ETF (NAV Return)	12.20%	-6.95%
Hartford Multifactor Emerging Markets ETF (Market Price Return)	14.08%	-6.00%
Hartford Risk-Optimized Multifactor Emerging Markets Index	13.19%	-6.19%

*	Inception: February 25, 2015

Growth of $10,000 Investment Since Inception

Top 10 Countries (as of Sep 30, 2016) (1)(2)
Country	%
Taiwan	9.52
Thailand	8.95
China	8.35
South Korea	8.10
Philippines	7.80
Malaysia	7.52
Indonesia	7.36
South Africa	6.23
India	5.28
Mexico	5.23
Total	74.34%

Sectors (as of Sep 30, 2016) (1)
Sector	%
Financials	33.36
Consumer Staples	11.95
Information Technology	9.91
Energy	9.20
Consumer Discretionary	7.15
Industrials	6.94
Telecommunication Services	6.83
Materials	5.96
Utilities	4.77
Real Estate	2.68
Health Care	1.25
Total	100.00%

Top 10 Holdings (as of Sep 30, 2016) (1)
Company	%
Bidvest Group Ltd. (The)	1.04
Samsung Electronics Co. Ltd.	1.00
Telekomunikasi Indonesia Persero Tbk PT	1.00
Coca-Cola Femsa SAB de CV	0.95
Tata Motors Ltd.	0.94
Bank of the Philippine Islands	0.92
Wal-Mart de Mexico SAB de CV	0.79
Banco Davivienda SA	0.77
Malayan Banking Bhd	0.77
China Petroleum & Chemical Corp.	0.74
Total	8.92%

(1)	Top 10 Countries, Sectors, and Top 10 Holdings tables are expressed as a percentage of total investments. Holdings subject to change.
(2)	Country breakdown is based on Bloomberg “Country of Domicile” data field and may not reflect the real economic exposure.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Total Expense Ratio (per the current prospectus) 0.65%. Lattice Strategies LLC (“Lattice” or the “Adviser”) has contractually agreed to reimburse the fees and expenses of the Trustees of the Lattice Strategies Trust (the “Trust”) who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates (“Independent Trustees”) and their independent counsel, if any, until March 1, 2017. The Fund’s board of trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. Call 415-315-6600 for current month-end performance.

Lattice ETF Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Funds and tender those shares for redemption to the Funds in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Hartford Multifactor Global Small Cap ETF (ROGS) (Unaudited)
(formerly known as Lattice Global Small Cap Strategy ETF)

Hartford Multifactor Global Small Cap ETF (“the Fund”) offers to provide investment results that, before fees and expenses, correspond to the total return performance of Hartford Risk-Optimized Multifactor Global Small Cap Index (LROGSX) (the “Index”), (formerly known as Lattice Risk-Optimized Global Small Cap Strategy Index), which is designed to address risks and opportunities within the global small cap universe by selecting equity securities of companies exhibiting a favorable combination of factor characteristics, including valuation, momentum, and quality.

By investing in the Index constituents, the Fund seeks to capture the potential risk and performance benefits of integrating small cap companies across the US, developed and emerging markets universe in a single strategy by:

1.	Deliberate Risk Allocation: Seeks to reduce risks common to small cap investing such as volatility, drawdown and valuation risk by taking advantage of lower correlations and valuation opportunities.
2.	Improved Diversification: Expands the opportunity set to include small companies from the US, developed and emerging markets.
3.	Enhanced Return Potential: Selects companies with a favorable combination of risk/return factors, including value, momentum and quality.

The Fund returned (annualized) 15.05% at net asset value (“NAV”) for the year ending September 30, 2016. The difference in returns between the Fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

Performance

Reporting Period Return	1 Year	Inception *
Hartford Multifactor Global Small Cap ETF (NAV Return)	15.05%	3.43%
Hartford Multifactor Global Small Cap ETF (Market Price Return)	14.92%	3.79%
Hartford Risk-Optimized Multifactor Global Small Cap Index	16.00%	4.12%

*	Inception: March 23, 2015

Growth of $10,000 Investment Since Inception

Top 10 Countries (as of Sep 30, 2016) (1)(2)
Country	%
United States	43.22
Japan	12.89
China	7.96
South Korea	6.22
Canada	5.47
Australia	4.45
Taiwan	4.06
United Kingdom	4.01
Brazil	2.26
South Africa	1.54
Total	92.08%

Sectors (as of Sep 30, 2016) (1)
Sector	%
Consumer Discretionary	16.32
Industrials	15.62
Information Technology	15.46
Financials	12.83
Health Care	12.35
Real Estate	7.27
Materials	7.09
Consumer Staples	5.98
Energy	4.15
Telecommunication Services	2.15
Utilities	0.78
Total	100.00%

Top 10 Holdings (as of Sep 30, 2016) (1)
Company	%
American National Insurance Co.	0.62
Parkland Fuel Corp.	0.59
Hyundai Marine & Fire Insurance Co. Ltd.	0.59
Micro-Star International Co. Ltd.	0.59
St Barbara Ltd.	0.56
Fabrinet	0.56
Argan, Inc.	0.56
CSR Ltd.	0.56
H&E Equipment Services, Inc.	0.55
GS Home Shopping, Inc.	0.55
Total	5.73%

(1)	Top 10 Countries, Sectors, and Top 10 Holdings tables are expressed as a percentage of total investments. Holdings subject to change.
(2)	Country breakdown is based on Bloomberg “Country of Domicile” data field and may not reflect the real economic exposure.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Total Expense Ratio (per the current prospectus) 0.60%. Lattice Strategies LLC (“Lattice” or the “Adviser”) has contractually agreed to reimburse the fees and expenses of the Trustees of the Lattice Strategies Trust (the “Trust”) who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates (“Independent Trustees”) and their independent counsel, if any, until March 1, 2017. The Fund’s board of trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. Call 415-315-6600 for current month-end performance.

Lattice ETF Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Funds and tender those shares for redemption to the Funds in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Hartford Multifactor US Equity ETF (ROUS) (Unaudited)
(formerly known as Lattice US Equity Strategy ETF)

Hartford Multifactor US Equity ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance Hartford Risk-Optimized Multifactor US Equity Index (LROUSX) (the “Index”), (formerly known as Lattice Risk-Optimized US Equity Strategy Index), which seeks to improve returns through a market cycle relative to traditional cap-weighted U.S. equity market indices and active U.S. equity market strategies.

By investing in the Index constituents, the Fund seeks to generate returns and capture value in US equities through the systematic re-allocation of risks commonly found in capitalization-weighted by:

1.	Deliberate Risk Allocation: Seeks to efficiently allocate capital deeper in the US large cap universe, beyond mega-caps, and toward companies with more favorable risk/reward potential.
2.	Improved Diversification: Improves diversification across the US Large Cap universe, investing deeper into dynamic US companies
3.	Enhanced Return Potential: Seeks to enhance return potential and reduce risk by selecting companies with a favorable combination of risk/return factors, including value, momentum and quality.

The Fund returned (annualized) 9.01% at net asset value (“NAV”) for the year ending September 30, 2016. The difference in returns between the Fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

Performance

Reporting Period Return	1 Year	Inception *
Hartford Multifactor US Equity ETF (NAV Return)	9.01%	0.55%
Hartford Multifactor US Equity ETF (Market Price Return)	9.15%	0.58%
Hartford Risk-Optimized Multifactor US Equity Index	9.46%	0.72%

*	Inception: February 25, 2015

Growth of $10,000 Investment Since Inception

Sectors (as of Sep 30, 2016) (1)
Sector	%
Information Technology	18.86
Health Care	16.99
Financials	14.39
Consumer Discretionary	11.09
Industrials	9.92
Energy	8.71
Consumer Staples	7.61
Materials	5.15
Utilities	2.67
Telecommunication Services	2.37
Real Estate	2.24
Total	100.00%

Top 10 Holdings (as of Sep 30, 2016) (1)
Company	%
HP, Inc.	1.26
Inter Corp.	1.12
Valero Energy Corp.	1.10
Herbalife Ltd.	1.01
Phillips 66	1.01
JPMorgan Chase & Co.	1.00
Hewlett Packard Enterprise Co.	0.95
LyondellBasell Industries NV	0.92
MetLife, Inc.	0.91
Marathon Petroleum Corp.	0.90
Total	10.18%

(1)	Sectors and Top 10 Holdings tables are expressed as a percentage of total investments. Holdings subject to change.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Total Expense Ratio (per the current prospectus) 0.35%. Lattice Strategies LLC (“Lattice” or the “Adviser”) has contractually agreed to reimburse the fees and expenses of the Trustees of the Lattice Strategies Trust (the “Trust”) who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates (“Independent Trustees”) and their independent counsel, if any, until March 1, 2017. The Fund’s board of trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. Call 415-315-6600 for current month-end performance.

Lattice ETF Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Funds and tender those shares for redemption to the Funds in Creation Unit aggregations only, typically consisting of 50,000 Shares.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2016 through September 30, 2016.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $6,800 account value divided by $1,000 = $6.80), then multiply the result by the number in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a Fund and other exchange-traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other exchange-traded funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (including expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Lattice Developed Markets (ex-US) Strategy ETF*
Actual Fund Return	$1,000	$1,041.60	0.50%	$2.55
Hypothetical 5% Annual Return	$1,000	$1,022.50	0.50%	$2.52
Lattice Emerging Markets Strategy ETF*
Actual Fund Return	$1,000	$1,034.90	0.65%	$3.30
Hypothetical 5% Annual Return	$1,000	$1,021.84	0.65%	$3.28
Lattice Global Small Cap Strategy ETF*
Actual Fund Return	$1,000	$1,070.90	0.60%	$3.10
Hypothetical 5% Annual Return	$1,000	$1,022.01	0.60%	$3.03
Lattice US Equity Strategy ETF*
Actual Fund Return	$1,000	$1,040.80	0.35%	$1.79
Hypothetical 5% Annual Return	$1,000	$1,023.25	0.35%	$1.77

*	Expenses are equal to each Fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the period (183), then divided by the number of days in the year (366).

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
COMMON STOCKS — (99.1%)
Australia — (7.7%)
Adelaide Brighton Ltd. (a)	16,750	$71,011
AGL Energy Ltd.	5,532	80,646
Amcor Ltd.	14,541	168,582
Ansell Ltd.	7,441	130,853
AusNet Services (a)	7,789	9,775
Australia & New Zealand Banking Group Ltd.	3,247	68,654
BlueScope Steel Ltd.	6,547	38,828
Brambles Ltd.	7,642	70,060
Caltex Australia Ltd.	5,459	143,079
CIMIC Group Ltd.	8,224	180,873
Coca-Cola Amatil Ltd. (a)	8,132	63,786
Cochlear Ltd.	890	96,024
Commonwealth Bank of Australia (a)	302	16,732
CSL Ltd.	1,671	136,825
Dexus Property Group	9,390	65,749
Flight Centre Travel Group Ltd. (a)	1,232	34,299
GPT Group (The)	22,069	85,455
Insurance Australia Group Ltd. (a)	9,506	39,791
Macquarie Group Ltd.	797	49,976
Mirvac Group	25,985	44,542
Newcrest Mining Ltd.	1,762	29,920
Orora Ltd.	13,032	31,414
Qantas Airways Ltd. (b)	25,783	61,559
QBE Insurance Group Ltd.	12,026	85,495
Rio Tinto Ltd. (a)	1,070	42,259
Scentre Group	18,770	67,510
Sonic Healthcare Ltd.	6,193	104,310
Stockland	20,278	73,865
Suncorp Group Ltd.	3,226	29,896
Tabcorp Holdings Ltd.	31,888	121,523
Telstra Corp. Ltd.	36,716	145,542
Vicinity Centres	17,407	42,227
Wesfarmers Ltd.	4,968	167,658
Westfield Corp.	6,333	47,155
Woolworths Ltd.	974	17,344
		2,663,217
Austria — (1.1%)
BUWOG AG (b)	4,886	132,276
Lenzing AG	270	31,556
Oesterreichische Post AG (b)	460	16,294
Telekom Austria AG (b)	3,541	19,996
UNIQA Insurance Group AG	24,805	161,262
		361,384

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Belgium — (1.6%)
Ackermans & van Haaren NV (a)	192	$25,450
Ageas	3,288	119,960
bpost SA	2,517	68,127
Cie d’Entreprises CFE (a)	367	40,357
Colruyt SA	711	39,440
Elia System Operator SA (a)	939	48,003
Groupe Bruxelles Lambert SA	864	76,628
Proximus SADP	3,791	113,261
Sofina SA	233	33,294
		564,520
Canada — (12.0%)
Agnico Eagle Mines Ltd.	644	34,766
Agrium, Inc. (a)	1,614	145,957
Alimentation Couche-Tard, Inc. (a)	2,292	110,881
Bank of Montreal	3,902	255,244
Bank of Nova Scotia (The)	2,724	144,092
BCE, Inc.	3,141	144,807
Canadian Apartment Properties REIT	2,305	53,703
Canadian Imperial Bank of Commerce (a)	1,894	146,606
Canadian Tire Corp. Ltd.	504	50,383
CCL Industries, Inc.	595	114,364
CGI Group, Inc. (b)	3,527	167,702
Cominar Real Estate Investment Trust	4,298	49,905
Dollarama, Inc. (a)	401	31,253
Emera, Inc.	547	19,691
Enbridge, Inc. (a)	528	23,165
Fairfax Financial Holdings Ltd.	287	167,870
First Capital Realty, Inc.	218	3,646
Genworth MI Canada, Inc. (a)	3,255	83,613
George Weston Ltd.	1,317	109,669
Great-West Lifeco, Inc. (a)	5,433	133,484
Hydro One Ltd. (c)	9,117	179,669
Imperial Oil Ltd.	1,655	51,681
Industrial Alliance Insurance & Financial Services, Inc.	2,947	105,906
Intact Financial Corp.	651	46,978
Loblaw Cos. Ltd. (a)	1,579	81,098
Magna International, Inc.	2,487	106,576
Manulife Financial Corp. (a)	10,715	150,911
Metro, Inc.	843	27,626
National Bank of Canada (a)	1,281	45,343
Open Text Corp. (a)	397	25,670
Pembina Pipeline Corp.	896	27,257
Peyto Exploration & Development Corp. (a)	1,025	28,716

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Canada (continued)
Potash Corp. of Saskatchewan, Inc. (a)	3,040	$49,385
Power Corp. of Canada	6,184	130,762
Power Financial Corp. (a)	4,788	110,751
Ritchie Bros Auctioneers, Inc.	129	4,512
Rogers Communications, Inc.	2,871	121,590
Royal Bank of Canada	3,089	190,993
Shaw Communications, Inc. (a)	1,756	35,875
Smart Real Estate Investment Trust	2,076	55,839
SNC-Lavalin Group, Inc.	1,340	52,540
Sun Life Financial, Inc.	5,539	179,920
Suncor Energy, Inc.	1,902	52,707
TELUS Corp.	2,914	95,984
Thomson Reuters Corp.	671	27,698
Toronto-Dominion Bank (The)	2,051	90,888
TransCanada Corp. (a)	1,447	68,604
		4,136,280
Denmark — (1.3%)
AP Moeller – Maersk A/S	11	16,137
Coloplast A/S	703	54,534
ISS A/S	3,115	129,330
Novo Nordisk A/S	2,308	95,929
Pandora A/S	126	15,232
Rockwool International A/S	170	30,583
Topdanmark A/S (b)	310	8,679
William Demant Holding A/S (a)(b)	4,120	84,129
		434,553
Finland — (0.4%)
Elisa Oyj	609	22,469
Neste Oyj	1,974	84,165
Orion Oyj	1,161	45,783
		152,417
France — (7.4%)
Aeroports de Paris	70	6,945
Air Liquide SA	33	3,540
Airbus Group SE	934	56,512
Amundi SA (c)	1,596	83,402
Aroundtown Property Holdings PLC (b)	19,483	98,965
Atos SE	419	45,166
AXA SA	4,229	90,013
BioMerieux	708	105,583
Bouygues SA	4,271	141,569
Capgemini SA	431	42,226

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
France (continued)
Christian Dior SE	487	$87,320
Cie Generale des Etablissements Michelin	1,538	170,179
CNP Assurances	13,011	218,669
Dassault Systemes	337	29,249
Electricite de France SA (a)	6,618	80,546
Elior Participations SCA (c)	1,999	45,783
Essilor International SA	187	24,125
Euler Hermes Group	888	75,524
Gecina SA	100	15,750
Hermes International	85	34,603
Ipsen SA	1,296	91,013
Orange SA	2,793	43,723
Rubis SCA	1,223	112,152
SCOR SE	5,501	171,057
Societe BIC SA	361	53,409
Sodexo SA	661	78,740
Suez	4,133	68,253
Thales SA	1,519	139,961
TOTAL SA (a)	1,868	88,526
Veolia Environnement SA	2,639	60,797
Worldline SA (b)(c)	6,319	191,344
		2,554,644
Germany — (5.8%)
adidas AG	45	7,813
Allianz SE	1,045	155,134
BASF SE	610	52,175
Carl Zeiss Meditec AG	1,065	40,729
Celesio AG	8,969	259,997
Covestro AG (c)	2,179	128,878
Deutsche Lufthansa AG (a)	3,206	35,687
Deutsche Post AG	591	18,477
Deutsche Telekom AG	2,418	40,543
Deutsche Wohnen AG	932	33,888
Evonik Industries AG	2,774	93,819
Fielmann AG	95	7,746
Fresenius Medical Care AG & Co. KGaA	689	60,209
Fresenius SE & Co. KGaA	1,147	91,532
Grand City Properties SA	4,021	78,627
Hannover Rueck SE	2,107	225,750
Hella KGaA Hueck & Co.	1,260	49,928
HOCHTIEF AG	104	14,674
K+S AG (a)	1,298	24,630

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Germany (continued)
Krones AG (a)	295	$28,710
Linde AG	96	16,323
MAN SE	139	14,659
Merck KGaA	1,240	133,652
Muenchener Rueckversicherungs-Gesellschaft AG	1,113	207,631
OSRAM Licht AG	639	37,528
Suedzucker AG	373	10,368
Talanx AG (b)	4,117	125,591
		1,994,698
Hong Kong — (5.3%)
Champion REIT	419,944	254,480
China Huarong Asset Management Co. Ltd. (b)(c)	262,630	103,617
CLP Holdings Ltd.	4,328	44,726
Dairy Farm International Holdings Ltd. (a)	25,764	182,924
Dali Foods Group Co. Ltd. (c)	175,728	92,668
Hang Seng Bank Ltd.	2,236	39,929
HK Electric Investments & HK Electric Investments Ltd. (c)	162,743	159,471
HKT Trust & HKT Ltd.	109,423	154,062
Hongkong Land Holdings Ltd.	3,122	22,166
Jardine Matheson Holdings Ltd.	926	56,125
Jardine Strategic Holdings Ltd.	1,192	38,978
Link REIT	37,218	273,522
New World Development Co. Ltd.	33,040	42,940
PCCW Ltd.	67,163	41,220
SmarTone Telecommunications Holdings Ltd.	30,422	50,285
Swire Pacific Ltd.	7,888	84,973
VTech Holdings Ltd.	5,483	62,529
WH Group Ltd. (c)	26,000	20,918
Wheelock & Co. Ltd.	9,401	55,454
Yue Yuen Industrial Holdings Ltd.	12,298	50,740
		1,831,727
Ireland — (1.0%)
ICON PLC (b)	2,545	196,907
Kerry Group PLC	867	72,257
Ryanair Holdings PLC	1,142	85,684
		354,848
Israel — (2.2%)
Bank Hapoalim BM	4,596	26,042
Bank Leumi Le-Israel BM (b)	17,131	65,061
Bezeq The Israeli Telecommunication Corp. Ltd.	85,882	161,803
Check Point Software Technologies Ltd. (b)	366	28,405
Elbit Systems Ltd.	927	88,448
Mizrahi Tefahot Bank Ltd.	17,125	217,480

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Israel (continued)
Taro Pharmaceutical Industries Ltd. (a)(b)	1,184	$130,844
Teva Pharmaceutical Industries Ltd.	927	44,446
		762,529
Italy — (2.5%)
Ansaldo STS SpA	5,390	62,996
Assicurazioni Generali SpA	3,492	42,618
Brembo SpA	242	14,441
DiaSorin SpA	1,000	64,281
Enel SpA	7,659	34,153
Eni SpA	4,652	67,022
FinecoBank Banca Fineco SpA	2,817	16,319
Hera SpA	20,389	54,946
Parmalat SpA (a)	33,760	89,461
Poste Italiane SpA (c)	8,069	55,360
Recordati SpA	5,414	174,071
Snam SpA	13,827	76,699
Terna Rete Elettrica Nazionale SpA	15,941	82,192
UnipolSai SpA	17,066	27,771
		862,330
Japan — (19.7%)
Advance Residence Investment Corp.	3	8,488
Aeon Co. Ltd. (a)	9,612	141,335
Aisin Seiki Co. Ltd. (a)	1,950	88,483
Ajinomoto Co., Inc.	1,653	36,605
Alfresa Holdings Corp. (a)	1,782	37,430
ANA Holdings, Inc.	1,000	2,703
Aoyama Trading Co. Ltd. (a)	830	28,523
Aozora Bank Ltd.	29,887	102,412
Asahi Group Holdings Ltd. (a)	300	10,861
Asahi Kasei Corp. (a)	13,594	107,501
Astellas Pharma, Inc.	5,686	88,352
Azbil Corp. (a)	1,100	33,022
Bandai Namco Holdings, Inc.	2,422	73,546
Benesse Holdings, Inc. (a)	1,081	27,477
Bic Camera, Inc.	3,683	30,442
Bridgestone Corp.	2,512	91,932
Brother Industries Ltd. (a)	2,300	39,997
Canon Marketing Japan, Inc.	6,375	117,849
Canon, Inc.	5,083	146,745
Citizen Holdings Co. Ltd. (a)	6,681	34,703
Coca-Cola East Japan Co. Ltd.	1,300	28,050
COMSYS Holdings Corp.	760	13,412
CyberAgent, Inc. (a)	1,560	46,092

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Japan (continued)
Dai-ichi Life Insurance Co. Ltd. (The)	2,000	$27,087
Daiichi Sankyo Co. Ltd. (a)	4,515	107,675
Daito Trust Construction Co. Ltd.	349	55,746
Daiwa House Industry Co. Ltd.	918	24,980
Daiwa Securities Group, Inc. (a)	8,223	45,831
Ebara Corp. (a)	2,819	82,762
FamilyMart Co. Ltd.	900	59,902
Fuji Heavy Industries Ltd.	1,940	71,937
FUJIFILM Holdings Corp. (a)	1,380	50,667
Fujitsu Ltd.	14,694	78,356
GungHo Online Entertainment, Inc. (a)	6,700	16,342
Heiwa Corp.	997	22,054
Hikari Tsushin, Inc.	561	51,854
HIS Co. Ltd. (a)	1,060	27,582
Hisamitsu Pharmaceutical Co., Inc. (a)	397	21,288
Hitachi Chemical Co. Ltd.	369	8,403
Hitachi High-Technologies Corp.	1,807	71,645
Hitachi Ltd. (a)	14,222	65,812
Hitachi Transport System Ltd.	1,234	24,481
House Foods Group, Inc. (a)	2,300	52,466
Hoya Corp. (a)	2,248	89,640
Ito En Ltd. (a)	2,800	98,988
ITOCHU Corp.	3,243	40,415
Itochu Techno-Solutions Corp.	5,326	136,115
Japan Airlines Co. Ltd.	5,463	159,631
Japan Tobacco, Inc.	521	21,192
K’s Holdings Corp.	5,600	92,075
Kaken Pharmaceutical Co. Ltd.	162	9,887
Kaneka Corp.	3,209	25,193
Kao Corp.	496	27,875
KDDI Corp. (a)	3,300	101,511
Kirin Holdings Co. Ltd.	188	3,103
Konica Minolta, Inc. (a)	638	5,355
Kuraray Co. Ltd.	1,518	22,351
Kurita Water Industries Ltd.	210	4,956
Lawson, Inc. (a)	1,048	82,482
Lion Corp.	2,243	36,148
Medipal Holdings Corp.	5,440	93,635
MEIJI Holdings Co. Ltd.	439	43,308
Mitsubishi Electric Corp.	6,076	76,951
Mitsubishi Tanabe Pharma Corp. (a)	6,100	129,813
Mitsubishi UFJ Financial Group, Inc.	6,693	33,384
Mixi, Inc. (a)	1,970	70,715

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Japan (continued)
MS&AD Insurance Group Holdings, Inc.	595	$16,390
Nichirei Corp.	602	13,448
Nihon Kohden Corp.	1,189	28,649
Nikon Corp. (a)	2,527	37,531
Nippo Corp. (a)	3,784	71,484
Nippon Telegraph & Telephone Corp.	3,178	144,801
Nipro Corp.	6,500	82,096
Nissan Motor Co. Ltd. (a)	2,870	27,851
NTT DOCOMO, Inc. (a)	5,574	141,022
Osaka Gas Co. Ltd. (a)	16,918	70,519
Otsuka Corp.	1,078	50,831
Otsuka Holdings Co. Ltd.	5,320	241,085
Panasonic Corp. (a)	9,489	93,892
Park24 Co. Ltd. (a)	1,732	56,100
Recruit Holdings Co. Ltd.	5,518	223,957
Ricoh Co. Ltd. (a)	6,843	61,493
Rohto Pharmaceutical Co. Ltd. (a)	2,728	46,740
Sankyo Co. Ltd. (a)	1,552	52,722
Santen Pharmaceutical Co. Ltd.	501	7,337
Sawai Pharmaceutical Co. Ltd. (a)	455	32,261
Seiko Epson Corp.	4,133	78,852
Sekisui Chemical Co. Ltd.	2,586	36,901
Sekisui House Ltd. (a)	2,646	44,708
Seven & i Holdings Co. Ltd.	900	42,278
Shimamura Co. Ltd.	1,353	163,806
Skylark Co. Ltd.	3,148	42,278
Square Enix Holdings Co. Ltd.	800	27,413
Sugi Holdings Co. Ltd.	1,148	62,125
Sumitomo Dainippon Pharma Co. Ltd. (a)	534	10,267
Sumitomo Forestry Co. Ltd. (a)	2,829	37,575
Sumitomo Rubber Industries Ltd.	1,421	21,301
Sundrug Co. Ltd.	313	26,118
Suntory Beverage & Food Ltd. (a)	1,757	75,475
Suzuken Co. Ltd.	1,424	46,686
Terumo Corp. (a)	200	7,633
Toho Gas Co. Ltd. (a)	13,558	126,255
Tokyo Electron Ltd. (a)	900	78,895
Tokyo Gas Co. Ltd.	15,188	67,132
Toyo Suisan Kaisha Ltd.	291	12,270
Tsumura & Co. (a)	6,060	171,450
Tsuruha Holdings, Inc.	363	41,725
TV Asahi Holdings Corp.	1,097	20,063
Ube Industries Ltd.	44,848	85,033

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Japan (continued)
West Japan Railway Co.	933	$57,474
Yamada Denki Co. Ltd. (a)	5,157	25,463
Yamazaki Baking Co. Ltd.	5,557	135,818
Zensho Holdings Co. Ltd. (a)	1,300	23,159
		6,775,915
Netherlands — (2.6%)
Aegon NV	5,863	22,475
Akzo Nobel NV	736	49,867
GrandVision NV (c)	2,995	83,303
Heineken Holding NV	919	73,719
Koninklijke Ahold Delhaize NV	8,125	185,265
Koninklijke DSM NV	586	39,618
NN Group NV	7,685	236,206
RELX NV (a)	6,259	112,507
Unilever NV	701	32,358
Wolters Kluwer NV	1,162	49,747
		885,065
New Zealand — (2.1%)
Air New Zealand Ltd.	116,065	156,989
Fisher & Paykel Healthcare Corp. Ltd.	19,612	142,761
Fletcher Building Ltd.	19,207	149,869
Meridian Energy Ltd.	25,198	47,642
Spark New Zealand Ltd.	58,960	154,781
Z Energy Ltd.	9,851	60,175
		712,217
Norway — (0.4%)
Leroy Seafood Group ASA	430	21,731
Salmar ASA	990	30,224
Statoil ASA	3,099	51,919
TGS Nopec Geophysical Co. ASA	455	8,198
Yara International ASA	1,112	36,954
		149,026
Portugal — (0.1%)
Galp Energia SGPS SA	1,052	14,382
Jeronimo Martins SGPS SA	1,963	34,050
		48,432
Singapore — (3.1%)
ComfortDelGro Corp. Ltd.	23,353	48,129
DBS Group Holdings Ltd.	6,710	75,739
Keppel Corp. Ltd. (a)	1,075	4,250
Keppel REIT (a)	82,243	67,257
M1 Ltd. (a)	84,300	148,388
Mapletree Commercial Trust	26,283	30,843

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Singapore (continued)
Mapletree Greater China Commercial Trust	56,100	$45,260
Mapletree Industrial Trust	46,540	60,929
Oversea-Chinese Banking Corp. Ltd. (a)	20,132	127,721
SATS Ltd.	24,534	89,610
Singapore Airlines Ltd.	17,014	131,151
StarHub Ltd. (a)	46,309	116,499
United Overseas Bank Ltd.	2,960	40,879
Wilmar International Ltd.	18,002	42,515
Yangzijiang Shipbuilding Holdings Ltd.	66,658	36,667
		1,065,837
Spain — (2.6%)
ACS Actividades de Construccion y Servicios SA	1,776	53,689
Aena SA (c)	497	73,335
Amadeus IT Holding SA	1,219	60,920
Cia de Distribucion Integral Logista Holdings SA	6,940	154,891
Distribuidora Internacional de Alimentacion SA (a)	11,001	68,132
Ebro Foods SA	2,302	53,551
Endesa SA	6,213	133,220
Gas Natural SDG SA	4,234	87,051
Grupo Catalana Occidente SA	169	5,023
Iberdrola SA	8,599	58,484
Prosegur Cia de Seguridad SA	5,764	40,291
Red Electrica Corp. SA	3,473	74,956
Viscofan SA	378	20,458
		884,001
Sweden — (1.8%)
Axfood AB	8,202	144,943
Hennes & Mauritz AB	1,591	44,940
ICA Gruppen AB (a)	323	10,681
Investor AB	1,321	48,369
Securitas AB	1,615	27,107
Skandinaviska Enskilda Banken AB	846	8,512
Swedbank AB	2,957	69,581
Tele2 AB	11,859	102,500
Telefonaktiebolaget LM Ericsson	16,424	118,760
Unibet Group PLC (a)	4,003	37,239
		612,632
Switzerland — (6.9%)
ABB Ltd. (b)	2,234	50,261
Actelion Ltd. (b)	324	56,217
Allreal Holding AG (b)	103	15,672
Baloise Holding AG	1,171	141,936
Banque Cantonale Vaudoise	155	101,852

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Switzerland (continued)
Emmi AG (b)	179	$122,700
Galenica AG	9	9,572
Georg Fischer AG	10	8,768
Givaudan SA	25	50,985
Helvetia Holding AG	198	100,031
Kuehne + Nagel International AG	971	141,233
Nestle SA	1,248	98,550
Novartis AG	671	52,883
Panalpina Welttransport Holding AG (a)	226	31,543
Pargesa Holding SA	2,310	158,583
Roche Holding AG	932	231,702
SFS Group AG (b)	1,167	92,214
SGS SA	20	44,873
Sika AG	23	112,082
Swiss Life Holding AG (b)	959	248,802
Swiss Prime Site AG (b)	149	13,095
Swiss Re AG	1,573	142,226
UBS Group AG	11,278	153,918
Zurich Insurance Group AG (b)	725	186,971
		2,366,669
United Kingdom — (11.5%)
Admiral Group PLC	195	5,190
Aggreko PLC	2,406	29,801
AstraZeneca PLC	2,029	131,889
BAE Systems PLC	4,764	32,427
Beazley PLC	22,370	112,486
Berendsen PLC	6,299	101,789
BP PLC	15,520	90,722
British American Tobacco PLC	166	10,631
British Land Co. PLC (The)	4,929	40,498
Britvic PLC	4,964	38,883
BT Group PLC	15,585	78,763
Carnival PLC	245	11,992
Centrica PLC	2,956	8,763
Compass Group PLC	7,205	139,921
Croda International PLC	226	10,228
Daily Mail & General Trust PLC	2,395	23,162
DCC PLC	783	71,452
Direct Line Insurance Group PLC	16,999	80,554
GlaxoSmithKline PLC	7,213	153,944
Great Portland Estates PLC	1,806	14,850
Hiscox Ltd.	784	10,612
HSBC Holdings PLC	12,908	97,033

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
United Kingdom (continued)
Imperial Brands PLC	696	$35,925
Indivior PLC	59,076	235,207
InterContinental Hotels Group PLC	351	14,499
J Sainsbury PLC (a)	27,307	87,190
JD Sports Fashion PLC	7,656	146,890
John Wood Group PLC	3,516	34,689
Kingfisher PLC	24,027	117,635
Land Securities Group PLC	6,941	95,393
Legal & General Group PLC	44,805	127,287
Marks & Spencer Group PLC	9,357	40,244
Mediclinic International PLC (a)	4,688	56,421
Mondi PLC	2,071	43,662
National Grid PLC	7,440	105,537
Next PLC	1,065	66,073
Old Mutual PLC	23,967	63,013
Pennon Group PLC	1,484	17,195
Polymetal International PLC	954	12,002
Randgold Resources Ltd.	386	39,035
Reckitt Benckiser Group PLC	85	8,022
RELX PLC	8,507	161,670
Rentokil Initial PLC	26,375	76,162
Royal Dutch Shell PLC	4,966	128,823
Royal Mail PLC	29,262	186,066
Saga PLC	23,951	66,332
Sage Group PLC (The)	5,713	54,768
Segro PLC	8,194	48,303
Severn Trent PLC	510	16,595
Shaftesbury PLC	2,200	27,721
Shire PLC	201	13,050
Sky PLC	2,653	30,809
Smith & Nephew PLC	5,977	96,586
SSE PLC	3,879	79,009
TalkTalk Telecom Group PLC (a)	7,028	18,441
Unilever PLC	2,810	133,396
Vodafone Group PLC	22,709	65,414
WH Smith PLC	3,616	72,243
William Hill PLC	10,388	41,049
Wolseley PLC	207	11,710
		3,969,656
TOTAL COMMON STOCKS (Cost $32,537,228)		34,142,597

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
LIMITED PARTNERSHIP — (0.5%)
Israel — (0.5%)
Isramco Negev 2 LP	848,226	$154,856
TOTAL LIMITED PARTNERSHIPS (Cost $144,215)		154,856
TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.6%) (Cost $32,681,443)		34,297,453
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (8.3%) (Cost $2,879,848)
State Street Navigator Securities Lending Prime Portfolio, 0.30% *	2,879,848	2,879,848
TOTAL INVESTMENTS — (107.9%) (Cost $35,561,291)		37,177,301
OTHER ASSETS & LIABILITIES — (-7.9%)		(2,737,591)
NET ASSETS — (100.0%)		$34,439,710

*	Represents the current daily yield at period end
(a)	Represents entire or partial securities on loan. See Note 7 for securities lending information.
(b)	Non-income producing security.
(c)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

PLC = Public Limited Company

REIT = Real Estate Investment Trust

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions (1)
Equity Securities	$2,879,848	$2,879,848
Total Borrowings	$2,879,848	$2,879,848
Gross amount of recognized liabilities for securities lending transactions		$2,879,848

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
COMMON STOCKS — (99.8%)
Brazil — (4.7%)
Ambev SA	17,413	$106,230
Banco Bradesco SA	11,697	106,822
Banco do Brasil SA	16,533	116,026
BB Seguridade Participacoes SA	1,522	13,998
BM&FBovespa SA – Bolsa de Valores Mercadorias e Futuros	8,289	42,889
BRF SA	3,624	61,708
CCR SA	4,338	22,619
Cielo SA	8,031	80,363
Embraer SA	13,299	57,349
Itau Unibanco Holding SA	14,121	154,386
Itausa – Investimentos Itau SA	19,534	50,145
JBS SA	28,562	103,915
Kroton Educacional SA	9,078	41,327
Lojas Renner SA	1,541	11,607
Petroleo Brasileiro SA (a)	23,941	99,998
Ultrapar Participacoes SA	2,541	55,578
		1,124,960
Chile — (4.6%)
Aguas Andinas SA	253,798	162,715
Banco de Credito e Inversiones	3,129	141,370
Cencosud SA	45,346	135,946
Cia Cervecerias Unidas SA	3,599	72,664
Colbun SA	21,823	4,342
Empresa Nacional de Electricidad SA	102,263	67,672
Empresas CMPC SA	1,185	2,354
Empresas COPEC SA	8,881	82,894
Enersis Americas SA (b)	13,815	113,145
Itau CorpBanca	12,582,501	110,661
Latam Airlines Group SA (a)(b)	2,091	16,979
SACI Falabella	20,451	149,657
Sociedad Quimica y Minera de Chile SA	1,211	32,576
		1,092,975
China — (8.3%)
Agricultural Bank of China Ltd. H Shares	90,000	38,525
Baidu, Inc. ADR (a)	447	81,385
Bank of China Ltd. H Shares	291,000	132,819
Bank of Communications Co. Ltd. H Shares	151,000	115,062
China Construction Bank Corp. H Shares	161,000	119,360
China Life Insurance Co. Ltd. H Shares	34,000	87,675
China Merchants Bank Co. Ltd. H Shares	26,500	66,763
China Minsheng Banking Corp. Ltd. H Shares	48,500	55,904
China Pacific Insurance Group Co. Ltd. H Shares	12,200	45,066

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
China (continued)
China Petroleum & Chemical Corp. H Shares	242,000	$176,291
China Shenhua Energy Co. Ltd.	81,500	159,302
China Telecom Corp. Ltd. H Shares	242,000	121,999
China Vanke Co. Ltd. H Shares	47,000	121,803
CITIC Securities Co. Ltd. H Shares	20,500	43,506
CNOOC Ltd.	69,000	85,584
Haitong Securities Co. Ltd. H Shares	15,600	26,389
Industrial & Commercial Bank of China Ltd. H Shares	261,000	163,210
NetEase, Inc. ADR	240	57,787
PetroChina Co. Ltd. H Shares	138,000	90,565
PICC Property & Casualty Co. Ltd. H Shares	48,000	79,464
Ping An Insurance Group Co. of China Ltd. H Shares	16,000	82,930
Tencent Holdings Ltd.	1,100	30,209
		1,981,598
Colombia — (4.0%)
Almacenes Exito SA	33,853	172,791
Banco Davivienda SA	17,888	183,228
Bancolombia SA	15,777	142,979
Corp. Financiera Colombiana SA	7,225	94,979
Ecopetrol SA (a)	134,517	58,384
Grupo Argos SA	6,169	39,884
Grupo de Inversiones Suramericana SA	2,584	33,754
Grupo Nutresa SA	18,493	162,713
Isagen SA ESP (a)	60,178	66,655
		955,367
India — (5.3%)
Axis Bank Ltd.	3,063	123,133
HDFC Bank Ltd.	1,124	80,804
ICICI Bank Ltd.	13,915	103,945
Infosys Ltd.	10,435	164,664
Larsen & Toubro Ltd.	2,359	50,483
Mahindra & Mahindra Ltd.	5,552	117,703
Reliance Industries Ltd. (c)	2,108	69,142
State Bank of India	4,086	152,204
Tata Motors Ltd.	5,592	223,568
Tata Steel Ltd.	30,608	168,650
		1,254,296
Indonesia — (7.4%)
Astra International Tbk PT	233,200	147,414
Bank Central Asia Tbk PT	121,100	145,680
Bank Mandiri Persero Tbk PT	196,600	168,717
Bank Negara Indonesia Persero Tbk PT	328,400	139,654
Bank Rakyat Indonesia Persero Tbk PT	157,100	146,856

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Indonesia (continued)
Bumi Serpong Damai Tbk PT	213,000	$35,905
Indocement Tunggal Prakarsa Tbk PT	70,000	93,058
Indofood Sukses Makmur Tbk PT	100,400	66,928
Kalbe Farma Tbk PT	399,300	52,471
Lippo Karawaci Tbk PT	923,600	70,061
Matahari Department Store Tbk PT	28,500	40,345
Perusahaan Gas Negara Persero Tbk PT	525,300	115,517
Semen Indonesia Persero Tbk PT	151,900	117,553
Surya Citra Media Tbk PT	145,100	31,130
Telekomunikasi Indonesia Persero Tbk PT	716,700	236,685
United Tractors Tbk PT	102,500	139,012
		1,746,986
Malaysia — (7.5%)
AMMB Holdings Bhd	94,500	93,460
Axiata Group Bhd	70,200	88,609
British American Tobacco Malaysia Bhd	8,500	101,001
CIMB Group Holdings Bhd	112,600	128,242
DiGi.Com Bhd	86,000	103,562
Genting Bhd	8,000	15,340
Genting Malaysia Bhd	64,500	70,965
Hong Leong Bank Bhd	9,488	30,101
IJM Corp. Bhd	77,400	60,078
IOI Corp. Bhd	52,500	56,492
Kuala Lumpur Kepong Bhd	2,400	13,917
Malayan Banking Bhd	100,600	182,445
Maxis Bhd	54,600	81,329
MISC Bhd	22,600	41,260
Petronas Chemicals Group Bhd	73,200	117,708
Public Bank Bhd	32,500	155,761
RHB Bank Bhd	49,839	56,039
Sime Darby Bhd	45,300	83,798
Telekom Malaysia Bhd	30,500	50,004
Tenaga Nasional Bhd	48,900	169,090
UMW Holdings Bhd	35,600	50,187
YTL Corp. Bhd	81,100	35,103
		1,784,491
Mexico — (5.2%)
Alfa SAB de CV	32,425	50,698
America Movil SAB de CV	210,870	120,615
Arca Continental SAB de CV	15,983	95,278
Coca-Cola Femsa SAB de CV	29,938	225,306
Fibra Uno Administracion SA de CV	24,670	45,150
Gruma SAB de CV	8,592	113,181

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Mexico (continued)
Grupo Bimbo SAB de CV	24,788	$65,462
Grupo Financiero Banorte SAB de CV	16,851	88,532
Grupo Mexico SAB de CV	44,856	109,814
Kimberly-Clark de Mexico SAB de CV (b)	40,030	90,718
Mexichem SAB de CV (b)	7,361	16,507
Nemak SAB de CV (b)(c)	19,372	21,440
Promotora y Operadora de Infraestructura SAB de CV	1,093	11,750
Wal-Mart de Mexico SAB de CV	85,059	187,140
		1,241,591
Philippines — (7.8%)
Aboitiz Equity Ventures, Inc.	99,100	154,796
Alliance Global Group, Inc.	469,000	153,770
Ayala Corp.	5,490	97,019
Ayala Land, Inc.	69,500	56,251
Bank of the Philippine Islands	100,380	217,340
BDO Unibank, Inc.	74,690	169,109
Energy Development Corp.	758,700	92,461
GT Capital Holdings, Inc.	3,425	101,701
International Container Terminal Services, Inc.	43,660	69,323
JG Summit Holdings, Inc.	98,240	150,920
Jollibee Foods Corp.	12,110	61,680
Metro Pacific Investments Corp.	851,200	124,621
Metropolitan Bank & Trust Co.	83,210	146,362
PLDT, Inc.	2,530	89,316
SM Investments Corp.	6,595	91,592
Universal Robina Corp.	20,370	74,768
		1,851,029
Poland — (4.8%)
Alior Bank SA (a)	4,277	51,862
Asseco Poland SA	8,144	118,542
Bank Pekao SA	3,477	112,377
Bank Zachodni WBK SA	886	72,006
Cyfrowy Polsat SA (a)	2,744	17,565
Energa SA	32,993	64,653
Eurocash SA	4,012	44,550
KGHM Polska Miedz SA	914	17,791
LPP SA	6	6,168
mBank SA (a)	128	11,429
Orange Polska SA	51,291	80,407
PGE Polska Grupa Energetyczna SA	13,739	36,435
Polski Koncern Naftowy Orlen SA	9,337	158,595
Polskie Gornictwo Naftowe i Gazownictwo SA	76,004	100,284
Powszechna Kasa Oszczednosci Bank Polski SA	13,721	93,604

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Poland (continued)
Powszechny Zaklad Ubezpieczen SA	15,136	$96,416
Tauron Polska Energia SA (a)	80,338	54,575
		1,137,259
Russia — (3.0%)
Gazprom PAO	6,132	25,816
Lukoil PJSC	1,386	67,485
Magnit PJSC	393	16,384
Mail.Ru Group Ltd. (a)	582	10,208
MMC Norilsk Nickel PJSC	3,555	56,809
Rosneft OAO	28,107	153,464
Sberbank of Russia	9,350	87,684
Surgutneftegas OAO	16,526	79,490
Tatneft PAO	3,967	122,104
Yandex NV (a)	4,659	98,072
		717,516
South Africa — (6.2%)
AngloGold Ashanti Ltd. (a)	1,047	16,883
Aspen Pharmacare Holdings Ltd. (a)	1,140	25,699
Barclays Africa Group Ltd.	8,692	95,445
Bidvest Group Ltd. (The)	21,061	247,471
FirstRand Ltd. (b)	23,234	80,256
Gold Fields Ltd.	12,562	61,206
Growthpoint Properties Ltd.	32,920	60,591
Mr Price Group Ltd.	3,035	33,492
MTN Group Ltd.	9,127	77,961
Nedbank Group Ltd.	5,989	96,839
Netcare Ltd.	41,674	101,918
Redefine Properties Ltd.	75,179	62,489
Remgro Ltd.	2,264	37,795
RMB Holdings Ltd. (b)	9,192	39,258
Sanlam Ltd.	15,277	70,879
Sasol Ltd. (b)	3,121	85,337
Shoprite Holdings Ltd.	3,894	54,197
Standard Bank Group Ltd.	9,080	92,885
Tiger Brands Ltd.	1,857	51,348
Vodacom Group Ltd.	3,481	39,019
Woolworths Holdings Ltd.	8,368	47,033
		1,478,001
South Korea — (8.1%)
Amorepacific Corp.	72	25,431
AMOREPACIFIC Group	146	21,939
BNK Financial Group, Inc.	1,292	10,065
CJ Corp.	63	10,640

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
South Korea (continued)
Coway Co. Ltd.	690	$59,768
Dongbu Insurance Co. Ltd.	942	58,332
E-MART, Inc.	17	2,431
Hana Financial Group, Inc.	1,259	31,837
Hankook Tire Co. Ltd.	1,010	54,473
Hyundai Engineering & Construction Co. Ltd.	831	29,615
Hyundai Glovis Co. Ltd.	278	45,688
Hyundai Mobis Co. Ltd.	261	65,170
Hyundai Motor Co.	378	46,506
Hyundai Wia Corp.	207	16,277
Industrial Bank of Korea	3,050	33,093
Kangwon Land, Inc.	402	14,345
KB Financial Group, Inc.	774	26,600
Kia Motors Corp.	2,787	106,662
Korea Electric Power Corp.	1,491	73,105
Korea Zinc Co. Ltd.	132	57,649
KT&G Corp.	718	81,491
LG Chem Ltd.	416	91,219
LG Display Co. Ltd.	2,393	61,055
LG Electronics, Inc.	1,031	44,840
LG Household & Health Care Ltd.	92	79,775
LG Uplus Corp.	7,327	78,170
NAVER Corp.	45	36,078
NCSoft Corp.	77	20,660
POSCO	92	18,962
Samsung Electronics Co. Ltd.	164	237,955
Samsung Fire & Marine Insurance Co. Ltd.	212	53,801
Samsung Life Insurance Co. Ltd.	656	62,839
Shinhan Financial Group Co. Ltd.	1,472	53,662
SK Holdings Co. Ltd.	274	52,743
SK Hynix, Inc.	2,360	86,142
SK Telecom Co. Ltd.	356	73,052
		1,922,070
Taiwan — (9.5%)
Acer, Inc. (a)	26,000	12,069
Advanced Semiconductor Engineering, Inc.	12,000	14,394
Asustek Computer, Inc.	4,000	35,667
AU Optronics Corp.	86,000	31,552
Catcher Technology Co. Ltd.	3,000	24,358
Cathay Financial Holding Co. Ltd.	50,000	63,965
Chailease Holding Co. Ltd.	8,080	14,332
Chang Hwa Commercial Bank Ltd.	14,242	7,292
Cheng Shin Rubber Industry Co. Ltd.	19,000	39,945

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Taiwan (continued)
Chicony Electronics Co. Ltd.	13,115	$33,179
China Development Financial Holding Corp.	70,000	17,865
China Life Insurance Co. Ltd.	86,208	78,795
China Steel Corp.	43,000	30,317
Chunghwa Telecom Co. Ltd.	17,000	59,929
Compal Electronics, Inc.	74,000	45,681
CTBC Financial Holding Co. Ltd.	76,508	44,422
Delta Electronics, Inc.	6,105	32,526
E.Sun Financial Holding Co. Ltd.	28,898	16,456
Eva Airways Corp.	61,650	28,125
Far Eastern New Century Corp.	35,540	26,588
Far EasTone Telecommunications Co. Ltd.	28,000	66,102
First Financial Holding Co. Ltd.	48,443	25,732
Foxconn Technology Co. Ltd.	18,301	53,597
Fubon Financial Holding Co. Ltd.	31,000	45,790
Giant Manufacturing Co. Ltd.	3,000	21,151
Hon Hai Precision Industry Co. Ltd.	58,030	146,253
Hotai Motor Co. Ltd.	1,000	11,692
HTC Corp. (a)	1,000	2,779
Hua Nan Financial Holdings Co. Ltd.	95,526	48,913
Innolux Corp.	343,000	115,991
Inventec Corp.	94,000	76,770
Lite-On Technology Corp.	55,245	79,487
MediaTek, Inc.	6,000	45,844
Mega Financial Holding Co. Ltd.	32,273	22,702
Nan Ya Plastics Corp.	13,000	25,713
Novatek Microelectronics Corp.	12,000	42,303
Pegatron Corp.	22,000	56,570
Pou Chen Corp.	22,000	30,952
President Chain Store Corp.	6,000	47,662
Quanta Computer, Inc.	12,000	25,037
Radiant Opto-Electronics Corp.	2,000	3,248
Ruentex Development Co. Ltd. (a)	15,000	18,256
Shin Kong Financial Holding Co. Ltd. (a)	161,489	35,497
Simplo Technology Co. Ltd.	18,000	59,147
SinoPac Financial Holdings Co. Ltd.	61,895	18,265
Synnex Technology International Corp.	18,600	20,591
Taiwan Cement Corp.	33,000	37,532
Taiwan Cooperative Financial Holding Co. Ltd.	48,108	21,256
Taiwan Mobile Co. Ltd.	15,000	53,835
Taiwan Semiconductor Manufacturing Co. Ltd.	23,000	133,911
Teco Electric and Machinery Co. Ltd.	35,000	30,148
Uni-President Enterprises Corp.	22,800	42,770

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Taiwan (continued)
United Microelectronics Corp.	41,000	$15,107
Vanguard International Semiconductor Corp.	22,000	41,129
Wistron Corp.	39,121	29,080
WPG Holdings Ltd.	18,000	21,304
Yuanta Financial Holding Co. Ltd.	86,757	30,999
		2,260,572
Thailand — (8.9%)
Advanced Info Service PCL	25,800	119,134
Bangkok Bank PCL	28,700	134,596
Bangkok Dusit Medical Services PCL	78,900	49,640
Banpu PCL	56,767	25,721
BTS Group Holdings PCL	85,000	21,219
Bumrungrad Hospital PCL	13,200	66,476
Central Pattana PCL	13,100	22,022
Charoen Pokphand Foods PCL	91,700	84,025
CP ALL PCL	22,100	39,225
Delta Electronics Thailand PCL	30,800	70,445
IRPC PCL	257,600	36,280
Kasikornbank PCL	30,300	163,961
Krung Thai Bank PCL	307,600	156,241
Land & Houses PCL	252,500	65,220
Minor International PCL	20,860	23,479
PTT Exploration & Production PCL	23,900	55,870
PTT Global Chemical PCL	65,700	111,396
PTT PCL	15,600	152,624
Ratchaburi Electricity Generating Holding PCL	51,700	75,722
Siam Cement PCL (The)	5,400	80,416
Siam Commercial Bank PCL (The)	39,600	169,143
Thai Beverage PCL (b)	237,200	168,751
Thai Oil PCL	20,400	40,329
Thai Union Group PCL	161,700	99,867
TMB Bank PCL	1,475,300	90,264
		2,122,066
Turkey — (4.5%)
Akbank TAS	24,169	64,758
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,198	7,254
Arcelik AS	10,817	76,134
BIM Birlesik Magazalar AS	3,787	63,165
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	78,109	79,132
Eregli Demir ve Celik Fabrikalari TAS	79,878	109,940
Haci Omer Sabanci Holding AS	14,813	45,860
TAV Havalimanlari Holding AS	14,543	59,952
Tupras Turkiye Petrol Rafinerileri AS	3,244	61,405

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Turkey (continued)
Turk Hava Yollari AO (a)	46,243	$79,211
Turkcell Iletisim Hizmetleri AS (a)	24,945	80,720
Turkiye Garanti Bankasi AS	28,426	75,311
Turkiye Halk Bankasi AS	24,659	74,946
Turkiye Is Bankasi	42,983	68,041
Turkiye Vakiflar Bankasi TAO	76,912	117,648
		1,063,477
TOTAL COMMON STOCKS (Cost $23,030,314)		23,734,254
RIGHTS — (0.0%) (d)
Thailand — (0.0%) (d)
Banpu PCL Exp 09/30/16 (a)	2,958	1,186
TOTAL RIGHTS (Cost $ —)		1,186
TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.8%) (Cost $23,030,314)		23,735,440
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (1.4%) (Cost $327,748)
State Street Navigator Securities Lending Prime Portfolio, 0.30% *	327,748	327,748
TOTAL INVESTMENTS — (101.2%) (Cost $23,358,062)		24,063,188
OTHER ASSETS & LIABILITIES — (-1.2%)		(276,792)
NET ASSETS — (100.0%)		$23,786,396

*	Represents the current daily yield at period end
(a)	Non-income producing security.
(b)	Represents entire or partial securities on loan. See Note 7 for securities lending information.
(c)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(d)	Amount shown represents less than 0.05% of net assets.

PCL = Public Company Limited

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions (1)
Equity Securities	$327,748	$327,748
Total Borrowings	$327,748	$327,748
Gross amount of recognized liabilities for securities lending transactions		$327,748

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
COMMON STOCKS — (99.5%)
Australia — (4.4%)
Abacus Property Group	3,100	$6,856
Automotive Holdings Group Ltd. (a)	6,582	21,558
BWP Trust	2,999	7,367
Charter Hall Retail REIT (a)	7,716	24,977
Cromwell Property Group	15,910	11,445
CSR Ltd.	20,334	56,329
Downer EDI Ltd.	12,828	52,912
Investa Office Fund	7,324	25,613
JB Hi-Fi Ltd.	2,357	52,253
Mineral Resources Ltd.	4,052	34,326
Monadelphous Group Ltd. (a)	7,364	51,168
Northern Star Resources Ltd. (a)	1,627	5,802
OZ Minerals Ltd.	2,380	11,073
Regis Resources Ltd.	9,804	28,960
Sandfire Resources NL (a)	853	3,290
St Barbara Ltd. (b)	23,310	56,903
		450,832
Belgium — (0.1%)
Tessenderlo Chemie NV (b)	148	4,947
		4,947
Brazil — (2.2%)
Banco do Estado do Rio Grande do Sul SA	4,900	15,776
Braskem SA	5,231	40,430
Cia Energetica de Minas Gerais	3,425	9,045
Cia Hering	534	2,955
EDP – Energias do Brasil SA	5,161	22,844
Equatorial Energia SA	1,158	17,936
Ez Tec Empreendimentos e Participacoes SA	10,200	47,784
MRV Engenharia e Participacoes SA	13,855	50,919
Natura Cosmeticos SA	478	4,595
Odontoprev SA	4,174	16,612
		228,896
Canada — (5.4%)
Aecon Group, Inc. (a)	823	11,347
Air Canada (b)	1,519	12,251
BRP, Inc. (b)	1,384	27,032
Dream Global Real Estate Investment Trust	4,689	32,146
Ensign Energy Services, Inc. (a)	1,573	8,977
Exchange Income Corp.	950	25,444
Extendicare, Inc. (a)	3,609	25,978
Intertape Polymer Group, Inc.	2,732	47,063
Killam Apartment Real Estate Investment Trust	1,852	17,037

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Canada (continued)
Lucara Diamond Corp.	2,549	$7,583
Manitoba Telecom Services, Inc. (a)	1,213	34,796
Milestone Apartments Real Estate Investment Trust	3,278	48,138
New Flyer Industries, Inc. (a)	1,259	37,772
North West Co., Inc. (The) (a)	1,297	25,501
Parkland Fuel Corp. (a)	2,556	60,154
Pason Systems, Inc.	95	1,214
Pure Industrial Real Estate Trust	7,545	31,632
Superior Plus Corp. (a)	2,564	23,021
Transcontinental, Inc.	3,004	40,274
Uni-Select, Inc.	1,527	37,157
		554,517
China — (7.9%)
Agile Property Holdings Ltd.	34,670	19,713
China Communications Services Corp. Ltd. H Shares	83,445	52,180
China Lesso Group Holdings Ltd.	10,539	7,147
CIFI Holdings Group Co. Ltd.	164,232	51,455
Dongfeng Motor Group Co. Ltd. H Shares	19,146	19,131
Guangshen Railway Co. Ltd. H Shares	42,459	21,952
Guangzhou R&F Properties Co. Ltd.	27,486	43,235
Huabao International Holdings Ltd. (b)	8,060	3,097
Kingboard Chemical Holdings Ltd.	6,606	20,016
KWG Property Holding Ltd.	4,492	2,948
Peak Sport Products Co. Ltd.	17,000	5,502
Shanghai Jin Jiang International Hotels Group Co. Ltd. H Shares	79,585	24,524
Shenzhen Expressway Co. Ltd. H Shares	46,360	48,656
Shenzhen Investment Ltd.	47,120	22,418
Shimao Property Holdings Ltd.	12,760	17,275
Sinopec Engineering Group Co. Ltd. H Shares	62,000	53,319
Sinotrans Ltd. H Shares	31,228	15,139
Skyworth Digital Holdings Ltd.	61,194	44,026
Sunac China Holdings Ltd.	14,452	10,397
Tianneng Power International Ltd.	48,000	40,908
Tongda Group Holdings Ltd.	162,767	39,664
TravelSky Technology Ltd. H Shares	19,649	46,615
Weichai Power Co. Ltd. H Shares	37,727	50,588
XTEP International Holdings Ltd.	92,588	43,095
Yuexiu Real Estate Investment Trust	83,453	50,787
Yuzhou Properties Co. Ltd.	142,000	52,545
		806,332

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Denmark — (0.0%) (c)
Dfds A/S	53	$2,680
SimCorp A/S	37	2,150
		4,830
France — (0.4%)
Alten SA	361	25,250
Groupe Fnac SA (b)	119	8,735
Neopost SA	359	9,695
		43,680
Germany — (0.6%)
Heidelberger Druckmaschinen AG (a)(b)	4,817	11,655
Jungheinrich AG	1,370	46,350
		58,005
Hong Kong — (0.5%)
Texwinca Holdings Ltd.	72,418	50,047
		50,047
Ireland — (0.1%)
Origin Enterprises PLC	1,232	7,787
		7,787
Israel — (0.5%)
Orbotech Ltd. (b)	133	3,938
Paz Oil Co. Ltd.	290	45,323
		49,261
Italy — (1.1%)
Banca IFIS SpA	1,076	24,269
Saras SpA	33,962	54,005
Societa Cattolica di Assicurazioni SCRL (a)	5,173	28,951
		107,225
Japan — (12.8%)
Adastria Co. Ltd.	178	4,066
Alpine Electronics, Inc.	430	5,631
Amano Corp.	1,481	23,517
Anritsu Corp. (a)	1,255	7,139
AOKI Holdings, Inc. (a)	932	10,483
Arcs Co. Ltd.	1,281	31,840
Asahi Holdings, Inc.	532	9,041
Avex Group Holdings, Inc.	98	1,325
Calsonic Kansei Corp.	2,711	24,924
CKD Corp.	1,676	20,043
Coca-Cola West Co. Ltd. (a)	300	8,351
cocokara fine, Inc.	200	7,653
Create Restaurants Holdings, Inc.	1,272	12,888
Daiichikosho Co. Ltd.	119	4,836
Daishi Bank Ltd. (The)	2,767	10,547

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Japan (continued)
Doutor Nichires Holdings Co. Ltd. (a)	1,694	$31,014
Dydo Drinco, Inc.	940	52,168
Enplas Corp.	148	4,472
FCC Co. Ltd.	513	10,947
Foster Electric Co. Ltd.	500	9,065
Fuji Machine Manufacturing Co. Ltd. (a)	2,067	23,718
Fujitsu General Ltd.	439	9,451
Geo Holdings Corp. (a)	2,730	35,101
Heiwado Co. Ltd. (a)	715	13,867
Hitachi Kokusai Electric, Inc.	2,380	43,550
Hitachi Maxell Ltd.	2,948	45,123
Inaba Denki Sangyo Co. Ltd.	825	29,573
Juroku Bank Ltd. (The)	8,178	23,178
Kanematsu Corp.	1,109	1,708
Kokuyo Co. Ltd.	1,468	21,223
Komori Corp.	534	6,687
Kura Corp.	595	28,908
Kuroda Electric Co. Ltd. (a)	1,202	22,921
KYORIN Holdings, Inc.	1,581	35,581
Kyowa Exeo Corp. (a)	1,069	15,127
Kyudenko Corp.	1,129	41,251
Leopalace21 Corp. (a)	347	2,275
Maeda Road Construction Co. Ltd.	1,378	24,508
Matsumotokiyoshi Holdings Co. Ltd.	200	10,270
Megmilk Snow Brand Co. Ltd.	549	19,978
Ministop Co. Ltd.	2,600	44,803
Mirait Holdings Corp. (a)	1,205	10,210
Mochida Pharmaceutical Co. Ltd.	277	21,610
Morinaga & Co. Ltd. (a)	329	15,790
NEC Networks & System Integration Corp.	1,494	25,302
NET One Systems Co. Ltd. (a)	6,560	45,476
Nichiha Corp.	875	19,398
Nihon Unisys Ltd.	473	6,035
Nippon Signal Co. Ltd. (a)	720	6,015
Nitto Kogyo Corp.	1,222	15,905
Nojima Corp.	200	2,469
Noritz Corp.	1,252	25,692
Pal Co. Ltd.	326	7,520
Paramount Bed Holdings Co. Ltd. (a)	637	23,967
Pioneer Corp. (b)	14,321	30,830
Plenus Co. Ltd. (a)	2,578	46,995
St Marc Holdings Co. Ltd. (a)	193	5,268
Sumitomo Bakelite Co. Ltd.	986	5,122

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Japan (continued)
T-Gaia Corp.	2,978	$42,347
Taikisha Ltd. (a)	137	3,371
Takuma Co. Ltd.	1,718	16,151
Toho Holdings Co. Ltd. (a)	1,321	27,851
Token Corp.	595	44,126
Tokyo Seimitsu Co. Ltd.	100	2,648
Toppan Forms Co. Ltd.	1,971	20,554
Transcosmos, Inc. (a)	501	13,160
Unipres Corp.	296	5,180
Valor Holdings Co., Ltd. (a)	785	22,000
Zojirushi Corp.	385	6,243
		1,305,986
Netherlands — (0.6%)
BE Semiconductor Industries NV	335	11,445
PostNL NV (b)	2,867	13,020
TKH Group NV	816	31,898
		56,363
New Zealand — (0.6%)
Chorus Ltd.	17,492	49,736
Kiwi Property Group Ltd.	7,005	7,641
		57,377
Norway — (0.5%)
Bakkafrost P/F	766	31,983
Storebrand ASA (b)	3,996	19,749
		51,732
Portugal — (0.0%) (c)
REN – Redes Energeticas Nacionais SGPS SA (a)	885	2,589
		2,589
Singapore — (0.7%)
Frasers Centrepoint Trust	6,417	10,354
Venture Corp. Ltd.	5,975	39,528
Yanlord Land Group Ltd. (a)	17,600	18,072
		67,954
South Africa — (1.5%)
Barloworld Ltd.	1,946	11,784
DataTec Ltd. (a)	7,457	26,301
MMI Holdings Ltd.	10,191	16,601
Mondi Ltd.	1,179	24,741
Reunert Ltd.	8,542	37,954
Sappi Ltd. (b)	2,935	15,154
Telkom SA SOC Ltd.	5,371	23,626
		156,161

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
South Korea — (6.2%)
Bukwang Pharmaceutical Co. Ltd.	355	$9,332
Cheil Worldwide, Inc.	2,487	36,130
CJ O Shopping Co. Ltd.	103	15,057
Daesang Corp.	359	9,616
Daewoong Pharmaceutical Co. Ltd.	334	24,595
DGB Financial Group, Inc.	1,853	15,193
Dongbu HiTek Co. Ltd. (b)	725	11,717
Green Cross Holdings Corp.	481	12,513
GS Home Shopping, Inc.	370	55,331
GS Retail Co. Ltd.	395	17,646
Hanil Cement Co. Ltd.	181	12,441
Hyundai Marine & Fire Insurance Co. Ltd.	1,825	60,068
JB Financial Group Co. Ltd.	2,608	14,042
KB Insurance Co. Ltd.	1,675	41,443
Korea Petrochemical Ind Co., Ltd.	85	16,477
Korean Reinsurance Co.	4,198	44,406
KT Skylife Co. Ltd.	3,515	51,065
Kwang Dong Pharmaceutical Co. Ltd.	738	6,058
LF Corp.	1,750	35,195
LG Hausys Ltd.	104	9,915
LS Industrial Systems Co. Ltd.	681	25,970
Meritz Fire & Marine Insurance Co. Ltd.	3,642	50,925
NongShim Co. Ltd.	56	15,966
S&T Motiv Co. Ltd.	69	2,982
S-1 Corp.	13	1,198
Samsung Card Co. Ltd.	147	6,687
Soulbrain Co. Ltd.	296	16,368
Tongyang, Inc.	4,588	12,060
		630,396
Spain — (0.5%)
Tecnicas Reunidas SA	1,312	51,155
		51,155
Sweden — (0.5%)
Bilia AB	1,447	35,721
Mycronic AB	1,269	15,849
		51,570
Switzerland — (1.4%)
Autoneum Holding AG	84	23,656
dorma+kaba Holding AG (b)	3	2,225
Implenia AG	306	21,686
Rieter Holding AG (b)	234	47,626
Schweiter Technologies AG	16	18,568

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Switzerland (continued)
Valiant Holding AG	85	$7,834
Valora Holding AG	57	16,287
		137,882
Taiwan — (4.0%)
Accton Technology Corp.	8,211	12,783
Coretronic Corp.	22,791	24,757
Elite Material Co. Ltd.	11,450	31,232
Everlight Electronics Co. Ltd.	5,199	8,326
FLEXium Interconnect, Inc.	199	592
Gigabyte Technology Co. Ltd.	39,563	52,506
Mercuries Life Insurance Co. Ltd.	2,141	1,014
Micro-Star International Co. Ltd.	23,000	59,801
Powertech Technology, Inc.	9,469	24,560
Primax Electronics Ltd.	18,637	27,320
Realtek Semiconductor Corp.	11,000	36,146
Shin Zu Shing Co. Ltd.	8,238	27,201
Transcend Information, Inc.	10,905	31,833
Tripod Technology Corp.	5,465	12,152
Wan Hai Lines Ltd.	40,691	20,641
Win Semiconductors Corp.	4,966	14,575
Wistron NeWeb Corp.	3,278	10,343
WT Microelectronics Co. Ltd.	11,291	15,507
		411,289
United Kingdom — (4.0%)
BGEO Group PLC	1,281	48,323
Big Yellow Group PLC	811	8,217
Dart Group PLC	4,364	23,752
Debenhams PLC	7,846	5,682
Electrocomponents PLC	667	2,942
Firstgroup PLC (b)	5,850	8,032
Galliford Try PLC	103	1,774
Go-Ahead Group PLC	693	18,283
Greggs PLC	2,823	37,184
Halfords Group PLC (a)	1,050	4,782
Hansteen Holdings PLC (a)	18,221	27,527
Interserve PLC	858	4,102
LondonMetric Property PLC	11,605	24,120
Lookers PLC	3,215	4,782
Mitie Group PLC (a)	968	2,412
Moneysupermarket.com Group PLC	3,849	15,005
Plus500 Ltd.	2,393	20,594
Safestore Holdings PLC	7,211	36,063
Sports Direct International PLC (a)(b)	3,634	13,562

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
United Kingdom (continued)
SVG Capital PLC (b)	4,149	$36,568
UNITE Group PLC (The)	3,640	30,002
WS Atkins PLC	1,562	32,241
		405,949
United States — (43.0%)
Aaron’s, Inc.	1,120	28,470
Abercrombie & Fitch Co.	1,059	16,828
ACCO Brands Corp. (b)	300	2,892
Aceto Corp.	606	11,508
Air Methods Corp. (a)(b)	1,102	34,702
Alon USA Energy, Inc.	1,503	12,114
Altisource Portfolio Solutions SA (a)(b)	312	10,109
Amedisys, Inc. (b)	582	27,610
American Eagle Outfitters, Inc. (a)	1,624	29,005
American Equity Investment Life Holding Co.	551	9,769
American National Insurance Co.	511	62,322
American Woodmark Corp. (b)	101	8,138
Amkor Technology, Inc. (b)	390	3,791
AMN Healthcare Services, Inc. (b)	1,398	44,554
Anika Therapeutics, Inc. (b)	1,027	49,142
Apollo Commercial Real Estate Finance, Inc. (a)	2,247	36,783
Argan, Inc. (a)	953	56,408
Argo Group International Holdings Ltd.	526	29,677
Aspen Insurance Holdings Ltd.	489	22,783
Atrion Corp.	35	14,931
Atwood Oceanics, Inc. (a)	3,871	33,639
AVX Corp.	682	9,405
Banc of California, Inc.	2,244	39,180
Barnes & Noble, Inc.	991	11,198
Benchmark Electronics, Inc. (b)	1,230	30,688
Big Lots, Inc. (a)	571	27,265
BioTelemetry, Inc. (b)	2,784	51,699
Blackstone Mortgage Trust, Inc.	400	11,780
Boise Cascade Co. (b)	867	22,022
Briggs & Stratton Corp.	151	2,816
Buckle, Inc. (The) (a)	187	4,494
CACI International, Inc. (b)	165	16,649
Cal-Maine Foods, Inc. (a)	817	31,487
Cambrex Corp. (b)	353	15,694
Capella Education Co.	43	2,496
Capstead Mortgage Corp.	1,569	14,796
Cato Corp. (The)	861	28,318
Chemed Corp.	350	49,374

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
United States (continued)
Chemtura Corp. (b)	267	$8,760
Chesapeake Utilities Corp.	25	1,527
Chico’s FAS, Inc.	880	10,472
Children’s Place, Inc. (The) (a)	614	49,040
Cimpress NV (a)(b)	108	10,927
Cincinnati Bell, Inc. (b)	1,198	4,888
Cirrus Logic, Inc. (b)	29	1,541
Clearwater Paper Corp. (b)	598	38,673
Coca-Cola Bottling Co. Consolidated (a)	93	13,779
Commercial Metals Co.	553	8,953
Compass Diversified Holdings	2,425	42,146
Compass Minerals International, Inc. (a)	239	17,614
CONMED Corp.	104	4,166
Convergys Corp. (a)	922	28,047
Cooper Tire & Rubber Co.	524	19,922
Cooper-Standard Holding, Inc. (b)	534	52,759
Core-Mark Holding Co., Inc.	958	34,296
Corporate Office Properties Trust	123	3,487
CorVel Corp. (b)	1,111	42,662
CSG Systems International, Inc.	479	19,797
Cynosure, Inc. (b)	584	29,749
CYS Investments, Inc.	1,852	16,149
Dean Foods Co.	818	13,415
Delek US Holdings, Inc.	452	7,815
DHT Holdings, Inc. (a)	5,090	21,327
Dolby Laboratories, Inc.	482	26,168
Domtar Corp.	471	17,488
Douglas Dynamics, Inc.	587	18,749
Dril-Quip, Inc. (b)	684	38,126
DSW, Inc.	556	11,387
EarthLink Holdings Corp.	4,725	29,295
Emergent BioSolutions, Inc. (b)	1,116	35,187
Employers Holdings, Inc.	748	22,313
Ensign Group, Inc. (The) (a)	1,059	21,318
Enstar Group Ltd. (b)	223	36,677
ePlus, Inc. (b)	401	37,858
Essendant, Inc.	439	9,008
Express, Inc. (b)	276	3,254
Fabrinet (b)	1,273	56,763
FBL Financial Group, Inc.	520	33,264
Finish Line, Inc. (The)	399	9,209
First Busey Corp.	92	2,079
First Interstate BancSystem, Inc.	1,657	52,212

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
United States (continued)
Forum Energy Technologies, Inc. (a)(b)	567	$11,261
Francesca’s Holdings Corp. (b)	110	1,697
Fresh Del Monte Produce, Inc.	390	23,361
FutureFuel Corp.	431	4,862
Genesco, Inc. (b)	837	45,583
GEO Group, Inc. (The) (a)	1,190	28,298
Getty Realty Corp.	232	5,552
Globus Medical, Inc. (b)	1,655	37,353
Green Dot Corp. (b)	975	22,483
Greif, Inc.	295	14,629
Guess?, Inc.	664	9,701
H&E Equipment Services, Inc.	3,351	56,163
Haemonetics Corp. (b)	47	1,702
Hawaiian Holdings, Inc. (b)	1,021	49,621
Heritage Financial Corp.	1,243	22,312
Hibbett Sports, Inc. (a)(b)	88	3,511
Horace Mann Educators Corp.	595	21,807
Hub Group, Inc. (b)	114	4,647
ICF International, Inc. (b)	57	2,526
ICU Medical, Inc. (b)	129	16,303
II-VI, Inc. (b)	414	10,073
Infinity Property & Casualty Corp.	257	21,236
Ingles Markets, Inc.	650	25,701
Innospec, Inc.	714	43,418
Insight Enterprises, Inc. (b)	1,235	40,199
Insperity, Inc.	691	50,194
Integra LifeSciences Holdings Corp. (b)	390	32,194
Investment Technology Group, Inc.	528	9,050
Kaman Corp. (a)	281	12,342
Kelly Services, Inc.	103	1,980
Kindred Healthcare, Inc.	1,910	19,520
Kraton Corp. (b)	601	21,059
Kulicke & Soffa Industries, Inc. (b)	933	12,064
Landstar System, Inc.	165	11,233
Lexington Realty Trust	1,513	15,584
Lexmark International, Inc.	542	21,658
LHC Group, Inc. (b)	1,337	49,309
LifePoint Health, Inc. (b)	553	32,754
Luminex Corp. (b)	2,375	53,960
Magellan Health, Inc. (b)	782	42,017
ManTech International Corp.	367	13,832
Masimo Corp. (b)	382	22,725
McDermott International, Inc. (b)	5,841	29,263

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
United States (continued)
Mercer International, Inc.	1,662	$14,077
Meredith Corp.	23	1,196
Meridian Bioscience, Inc.	1,030	19,869
MFA Financial, Inc.	4,523	33,832
MicroStrategy, Inc. (b)	61	10,214
MRC Global, Inc. (b)	1,381	22,690
MSG Networks, Inc. (b)	1,214	22,593
Myriad Genetics, Inc. (b)	171	3,519
National Presto Industries, Inc. (a)	283	24,845
National Western Life Group, Inc.	235	48,262
Navigators Group, Inc. (The)	539	52,240
Neenah Paper, Inc.	55	4,346
Net 1 UEPS Technologies, Inc. (b)	1,039	8,894
NETGEAR, Inc. (b)	20	1,210
NeuStar, Inc. (b)	785	20,873
Northwest Natural Gas Co.	33	1,984
NuVasive, Inc. (b)	175	11,666
Oil States International, Inc. (b)	888	28,034
Oritani Financial Corp.	174	2,735
Owens & Minor, Inc.	1,550	53,831
Par Pacific Holdings, Inc. (b)	220	2,878
PDL BioPharma, Inc.	16,242	54,411
PharMerica Corp. (b)	479	13,446
Photronics, Inc. (b)	4,308	44,415
Plexus Corp. (b)	135	6,315
Quality Systems, Inc.	1,903	21,542
Rofin-Sinar Technologies, Inc. (b)	1,017	32,727
RPC, Inc. (a)(b)	840	14,112
RPX Corp. (b)	3,551	37,960
Safety Insurance Group, Inc.	60	4,033
Sanderson Farms, Inc.	487	46,913
Sanmina Corp. (b)	1,885	53,666
Scholastic Corp.	119	4,684
Schweitzer-Mauduit International, Inc.	987	38,059
SciClone Pharmaceuticals, Inc. (b)	5,062	51,885
Select Comfort Corp. (b)	916	19,786
Select Income REIT	624	16,786
Select Medical Holdings Corp. (b)	447	6,035
Selective Insurance Group, Inc.	866	34,519
Shoe Carnival, Inc. (a)	1,708	45,535
Smith & Wesson Holding Corp. (a)(b)	116	3,084
SpartanNash Co.	652	18,856
Steelcase, Inc.	959	13,321

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
United States (continued)
Stepan Co.	739	$53,696
Sturm Ruger & Co., Inc.	40	2,310
Summit Hotel Properties, Inc.	1,236	16,266
Supernus Pharmaceuticals, Inc. (b)	291	7,196
Sykes Enterprises, Inc. (b)	1,543	43,405
Tech Data Corp. (b)	652	55,231
Teekay Tankers Ltd.	319	807
TeleTech Holdings, Inc.	628	18,206
Tessera Technologies, Inc.	680	26,139
TriCo Bancshares	1,097	29,367
Triple-S Management Corp. (a)(b)	2,313	50,724
TrustCo Bank Corp.	4,947	35,074
UniFirst Corp.	62	8,175
United Fire Group, Inc.	715	30,259
United States Cellular Corp. (b)	1,187	43,136
Universal Corp.	455	26,490
US Physical Therapy, Inc.	213	13,355
USANA Health Sciences, Inc. (b)	28	3,874
VASCO Data Security International, Inc. (b)	937	16,501
Viad Corp.	346	12,757
Vishay Intertechnology, Inc. (a)	347	4,889
Vonage Holdings Corp. (b)	1,492	9,862
Wabash National Corp. (b)	617	8,786
Walker & Dunlop, Inc. (b)	576	14,550
Weis Markets, Inc.	475	25,175
		4,379,647
TOTAL COMMON STOCKS (Cost $9,248,735)		10,132,409
TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.5%) (Cost $9,248,735)		10,132,409
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (8.4%) (Cost $855,737)
State Street Navigator Securities Lending Prime Portfolio, 0.30% *	855,737	855,737
TOTAL INVESTMENTS — (107.9%) (Cost $10,104,472)		10,988,146
OTHER ASSETS & LIABILITIES — (-7.9%)		(803,539)
NET ASSETS — (100.0%)		$10,184,607

*	Represents the current daily yield at period end
(a)	Represents entire or partial securities on loan. See Note 7 for securities lending information.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

PLC = Public Limited Company
REIT = Real Estate Investment Trust

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions (1)
Equity Securities	$855,737	$855,737
Total Borrowings	$855,737	$855,737
Gross amount of recognized liabilities for securities lending transactions		$855,737

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
COMMON STOCKS — (99.9%)
Consumer Discretionary — (11.1%)
AutoZone, Inc. (a)	79	$60,699
Bed Bath & Beyond, Inc.	612	26,383
Best Buy Co., Inc. (b)	5,057	193,076
Burlington Stores, Inc. (a)	528	42,779
Coach, Inc.	797	29,138
Comcast Corp.	694	46,040
Cracker Barrel Old Country Store, Inc. (b)	118	15,602
Delphi Automotive PLC	467	33,306
Dick’s Sporting Goods, Inc.	437	24,787
Dollar General Corp.	1,032	72,230
Foot Locker, Inc.	603	40,835
Ford Motor Co.	7,548	91,104
GameStop Corp. (b)	3,784	104,401
Gap, Inc. (The) (b)	4,728	105,151
General Motors Co.	7,098	225,503
Genuine Parts Co.	266	26,720
Hasbro, Inc.	78	6,188
Home Depot, Inc. (The)	848	109,121
Johnson Controls International PLC	1,489	69,283
Kohl’s Corp.	1,388	60,725
L Brands, Inc.	1,812	128,235
Lowe’s Cos., Inc.	1,740	125,645
Macy’s, Inc.	1,465	54,278
McDonald’s Corp.	328	37,838
Michael Kors Holdings Ltd. (a)	5,216	244,057
Michaels Cos., Inc. (The) (a)	1,326	32,049
Murphy USA, Inc. (a)	1,630	116,317
NIKE, Inc.	808	42,541
Nordstrom, Inc. (b)	334	17,328
O’Reilly Automotive, Inc. (a)	131	36,694
Omnicom Group, Inc.	118	10,030
Ralph Lauren Corp.	682	68,978
Ross Stores, Inc.	1,345	86,484
Skechers U.S.A., Inc. (a)	1,671	38,266
Staples, Inc.	5,016	42,887
Target Corp. (b)	2,258	155,079
Tenneco, Inc. (a)	1,841	107,275
Thor Industries, Inc.	297	25,156
TJX Cos., Inc. (The)	1,470	109,927
Tupperware Brands Corp.	1,248	81,582
Urban Outfitters, Inc. (a)(b)	2,418	83,469
VF Corp.	108	6,053

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Consumer Discretionary (continued)
Viacom, Inc.	1,619	$61,684
Yum! Brands, Inc.	201	18,253
		3,113,176
Consumer Staples — (7.6%)
Altria Group, Inc.	1,182	74,738
Archer-Daniels-Midland Co.	3,253	137,179
Campbell Soup Co.	721	39,439
Casey’s General Stores, Inc.	420	50,463
Clorox Co. (The) (b)	110	13,770
Costco Wholesale Corp.	448	68,325
CVS Health Corp.	212	18,866
Dr Pepper Snapple Group, Inc.	459	41,911
Estee Lauder Cos., Inc. (The)	1,368	121,150
General Mills, Inc.	329	21,017
Herbalife Ltd. (a)(b)	4,595	284,844
Hershey Co. (The)	750	71,700
Ingredion, Inc.	66	8,782
Kellogg Co.	318	24,635
Kimberly-Clark Corp.	353	44,527
Kroger Co. (The)	5,402	160,331
Mead Johnson Nutrition Co.	93	7,348
Nu Skin Enterprises, Inc.	1,300	84,214
PepsiCo, Inc.	577	62,760
Philip Morris International, Inc.	955	92,845
Pilgrim’s Pride Corp.	8,868	187,292
Procter & Gamble Co. (The)	241	21,630
Reynolds American, Inc.	325	15,324
Sysco Corp.	3,332	163,301
Tyson Foods, Inc.	1,064	79,449
Wal-Mart Stores, Inc.	2,568	185,204
Walgreens Boots Alliance, Inc.	597	48,130
Whole Foods Market, Inc.	257	7,286
		2,136,460
Energy — (8.7%)
Antero Resources Corp. (a)	5,247	141,407
Chevron Corp.	1,783	183,506
Continental Resources, Inc. (a)(b)	2,774	144,137
Exxon Mobil Corp.	2,220	193,762
FMC Technologies, Inc. (a)	3,874	114,942
Halliburton Co.	660	29,621
Helmerich & Payne, Inc. (b)	1,771	119,188
HollyFrontier Corp.	1,966	48,167
Marathon Petroleum Corp.	6,223	252,592

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Energy (continued)
Oceaneering International, Inc.	2,781	$76,505
ONEOK, Inc.	2,051	105,401
Phillips 66	3,506	282,408
Schlumberger Ltd.	326	25,637
Spectra Energy Corp. (b)	1,215	51,941
Tesoro Corp.	1,858	147,822
Valero Energy Corp.	5,805	307,665
Western Refining, Inc.	4,116	108,909
World Fuel Services Corp.	2,405	111,255
		2,444,865
Financials — (14.4%)
Aflac, Inc.	3,153	226,606
Alleghany Corp. (a)	212	111,304
Allstate Corp. (The)	2,986	206,572
American Financial Group, Inc.	2,258	169,350
American International Group, Inc.	529	31,391
Ameriprise Financial, Inc.	778	77,621
Aon PLC	517	58,157
Assurant, Inc.	1,062	97,970
Bank of America Corp.	4,570	71,521
BB&T Corp.	2,114	79,740
Berkshire Hathaway, Inc. (a)	771	111,386
BlackRock, Inc.	66	23,922
Capital One Financial Corp.	808	58,039
Chubb Ltd.	757	95,117
Cincinnati Financial Corp.	303	22,852
Citigroup, Inc.	1,554	73,395
CME Group, Inc.	572	59,785
CNA Financial Corp.	1,085	37,335
CNO Financial Group, Inc.	2,158	32,953
Cullen/Frost Bankers, Inc. (b)	1,315	94,601
Discover Financial Services	1,355	76,625
Erie Indemnity Co.	700	71,449
Fifth Third Bancorp	790	16,163
First American Financial Corp.	2,412	94,743
First Citizens BancShares, Inc.	181	53,194
Hanover Insurance Group, Inc. (The)	940	70,895
JPMorgan Chase & Co.	4,228	281,543
Lincoln National Corp.	1,167	54,826
Marsh & McLennan Cos., Inc.	430	28,918
MetLife, Inc.	5,779	256,761
Old Republic International Corp.	10,926	192,516
PNC Financial Services Group, Inc. (The)	913	82,252

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Financials (continued)
Popular, Inc.	1,309	$50,030
Principal Financial Group, Inc.	3,059	157,569
Progressive Corp. (The)	4,670	147,105
Regions Financial Corp.	5,292	52,232
Reinsurance Group of America, Inc.	890	96,067
SunTrust Banks, Inc. (b)	2,515	110,157
Synchrony Financial	880	24,640
Travelers Cos., Inc. (The)	1,831	209,741
Unum Group	1,204	42,513
US Bancorp	342	14,668
Wells Fargo & Co.	2,588	114,597
		4,038,821
Health Care — (17.0%)
Abbott Laboratories	1,159	49,014
AbbVie, Inc. (b)	1,441	90,884
Aetna, Inc.	2,049	236,557
Amgen, Inc.	803	133,948
Anthem, Inc.	1,836	230,069
Baxter International, Inc.	2,490	118,524
Becton Dickinson and Co.	60	10,784
Bio-Rad Laboratories, Inc. (a)	260	42,591
Biogen, Inc. (a)	362	113,317
Boston Scientific Corp. (a)	3,331	79,278
Bristol-Myers Squibb Co.	485	26,151
Cardinal Health, Inc.	2,074	161,150
Centene Corp. (a)	1,339	89,659
Cerner Corp. (a)	159	9,818
Cigna Corp.	323	42,093
CR Bard, Inc.	239	53,603
Danaher Corp.	962	75,411
DaVita HealthCare Partners, Inc. (a)	1,939	128,110
Edwards Lifesciences Corp. (a)	1,089	131,290
Eli Lilly & Co.	1,419	113,889
Express Scripts Holding Co. (a)	2,992	211,026
Gilead Sciences, Inc.	1,987	157,212
HCA Holdings, Inc. (a)	3,284	248,369
Henry Schein, Inc. (a)	312	50,850
Humana, Inc.	1,180	208,730
IDEXX Laboratories, Inc. (a)(b)	73	8,229
Intuitive Surgical, Inc. (a)	62	44,940
Johnson & Johnson	1,831	216,296
Laboratory Corp. of America Holdings (a)	154	21,172
McKesson Corp.	512	85,376

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Health Care (continued)
Merck & Co., Inc.	3,270	$204,081
Molina Healthcare, Inc. (a)(b)	1,873	109,233
PAREXEL International Corp. (a)	1,593	110,634
Patterson Cos., Inc.	399	18,330
Pfizer, Inc.	3,843	130,162
Quest Diagnostics, Inc.	1,426	120,682
Quintiles Transnational Holdings, Inc. (a)	403	32,667
St Jude Medical, Inc.	1,330	106,081
Stryker Corp.	899	104,653
United Therapeutics Corp. (a)	464	54,789
UnitedHealth Group, Inc.	1,654	231,560
Varian Medical Systems, Inc. (a)	497	49,466
VCA, Inc. (a)	53	3,709
WellCare Health Plans, Inc. (a)	2,096	245,421
Zoetis, Inc.	1,133	58,927
		4,768,735
Industrials — (9.9%)
3M Co.	569	100,275
American Airlines Group, Inc.	363	13,289
Boeing Co. (The) (b)	518	68,241
Caterpillar, Inc.	821	72,880
CH Robinson Worldwide, Inc.	311	21,913
CSX Corp.	1,113	33,947
Cummins, Inc.	1,607	205,937
Deere & Co. (b)	240	20,484
Delta Air Lines, Inc.	2,437	95,920
Deluxe Corp.	463	30,938
Eaton Corp. PLC	2,163	142,131
Emerson Electric Co.	2,585	140,908
FedEx Corp.	241	42,098
Fluor Corp.	476	24,428
General Dynamics Corp.	559	86,734
HD Supply Holdings, Inc. (a)	179	5,724
Honeywell International, Inc.	329	38,358
Huntington Ingalls Industries, Inc.	484	74,255
Illinois Tool Works, Inc.	710	85,086
Ingersoll-Rand PLC	1,282	87,099
Jacobs Engineering Group, Inc. (a)	345	17,843
JetBlue Airways Corp. (a)	2,098	36,170
Lockheed Martin Corp.	407	97,566
ManpowerGroup, Inc.	623	45,018
MSC Industrial Direct Co., Inc.	369	27,088
Norfolk Southern Corp.	229	22,227

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Industrials (continued)
Northrop Grumman Corp.	741	$158,537
PACCAR, Inc.	889	52,255
Parker-Hannifin Corp.	168	21,089
Pitney Bowes, Inc.	2,742	49,795
Raytheon Co.	529	72,013
Republic Services, Inc.	215	10,847
Robert Half International, Inc.	1,123	42,517
Rockwell Automation, Inc.	140	17,128
RR Donnelley & Sons Co.	5,786	90,956
Southwest Airlines Co.	3,080	119,781
Spirit AeroSystems Holdings, Inc. (a)	576	25,655
Stanley Black & Decker, Inc.	761	93,588
United Continental Holdings, Inc. (a)	1,733	90,931
United Parcel Service, Inc.	1,182	129,264
United Rentals, Inc. (a)	337	26,451
United Technologies Corp.	393	39,929
Waste Management, Inc.	868	55,344
WW Grainger, Inc. (b)	238	53,512
		2,786,149
Information Technology — (18.8%)
Accenture PLC	777	94,926
Activision Blizzard, Inc.	937	41,509
Alphabet, Inc. (a)	51	41,007
Amphenol Corp.	133	8,634
Analog Devices, Inc.	1,261	81,271
Apple, Inc.	1,442	163,018
Applied Materials, Inc.	4,871	146,861
Arrow Electronics, Inc. (a)	2,363	151,161
Automatic Data Processing, Inc.	161	14,200
Avnet, Inc.	1,865	76,577
Booz Allen Hamilton Holding Corp.	1,105	34,929
Broadcom Ltd.	134	23,118
Broadridge Financial Solutions, Inc.	177	11,999
Brocade Communications Systems, Inc.	9,639	88,968
CA, Inc.	820	27,126
CDW Corp.	255	11,661
Cisco Systems, Inc.	6,657	211,160
Cognizant Technology Solutions Corp. (a)	538	25,668
Computer Sciences Corp.	1,187	61,973
Corning, Inc.	4,290	101,458
DST Systems, Inc.	165	19,457
eBay, Inc. (a)	2,885	94,916
Electronic Arts, Inc. (a)	2,200	187,880

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Information Technology (continued)
First Solar, Inc. (a)(b)	3,388	$133,792
Fiserv, Inc. (a)	19	1,890
Flextronics International Ltd. (a)	14,266	194,303
Genpact Ltd. (a)	3,705	88,735
Hewlett Packard Enterprise Co.	11,745	267,199
HP, Inc.	22,692	352,407
IAC/InterActiveCorp	248	15,493
Ingram Micro, Inc.	1,534	54,702
Integrated Device Technology, Inc. (a)	1,168	26,981
Intel Corp.	8,305	313,514
International Business Machines Corp.	1,424	226,202
Intuit, Inc.	685	75,357
Jabil Circuit, Inc.	3,770	82,261
Keysight Technologies, Inc. (a)	5,382	170,556
Lam Research Corp. (b)	119	11,270
Leidos Holdings, Inc.	742	32,114
Micron Technology, Inc. (a)	6,029	107,196
Microsoft Corp.	1,409	81,158
NetApp, Inc.	3,580	128,236
NVIDIA Corp. (b)	3,154	216,112
ON Semiconductor Corp. (a)	403	4,965
Oracle Corp.	1,428	56,092
Paychex, Inc.	993	57,465
QUALCOMM, Inc.	1,048	71,788
Rackspace Hosting, Inc. (a)	1,866	59,134
Seagate Technology PLC	2,463	94,949
SYNNEX Corp.	132	15,062
Syntel, Inc. (a)	55	2,305
TE Connectivity Ltd.	680	43,778
Teradyne, Inc.	364	7,855
Texas Instruments, Inc.	2,088	146,536
VMware, Inc. (a)(b)	3,408	249,977
Western Digital Corp. (b)	1,660	97,060
Western Union Co. (The)	3,769	78,471
Xerox Corp.	1,073	10,869
		5,295,261
Materials — (5.1%)
Air Products & Chemicals, Inc.	65	9,772
AptarGroup, Inc.	173	13,392
Avery Dennison Corp.	1,281	99,649
Bemis Co., Inc.	714	36,421
Dow Chemical Co. (The)	3,924	203,381
EI du Pont de Nemours & Co.	652	43,664

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Materials (continued)
International Paper Co.	3,264	$156,607
LyondellBasell Industries NV	3,210	258,919
Monsanto Co.	684	69,905
Newmont Mining Corp.	313	12,298
Nucor Corp.	1,329	65,719
Packaging Corp. of America	915	74,353
PPG Industries, Inc.	361	37,313
Reliance Steel & Aluminum Co.	1,856	133,688
Scotts Miracle-Gro Co. (The)	569	47,381
Sherwin-Williams Co. (The)	316	87,424
Sonoco Products Co.	1,398	73,856
Valspar Corp. (The)	48	5,091
WestRock Co.	335	16,241
		1,445,074
Real Estate — (2.2%)
Chimera Investment Corp.	3,191	50,897
Corrections Corp. of America	8,648	119,948
Crown Castle International Corp.	150	14,131
EPR Properties	36	2,835
Equity Residential	918	59,055
Hospitality Properties Trust	1,032	30,671
Howard Hughes Corp. (The) (a)	246	28,167
Lamar Advertising Co.	397	25,928
Liberty Property Trust	656	26,470
Medical Properties Trust, Inc.	3,425	50,587
Piedmont Office Realty Trust, Inc.	799	17,394
Prologis, Inc.	762	40,797
Realty Income Corp.	43	2,878
Senior Housing Properties Trust	1,962	44,557
Ventas, Inc.	795	56,151
Welltower, Inc.	770	57,573
		628,039
Telecommunication Services — (2.4%)
AT&T, Inc.	4,400	178,684
CenturyLink, Inc.	5,028	137,918
Sprint Corp. (a)(b)	13,551	89,843
T-Mobile US, Inc. (a)	2,176	101,663
Verizon Communications, Inc.	3,007	156,304
		664,412
Utilities — (2.7%)
American Electric Power Co., Inc.	928	59,587
Consolidated Edison, Inc.	1,096	82,529
DTE Energy Co.	707	66,225

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2016

	Shares	Value
Utilities (continued)
Edison International	1,099	$79,403
Exelon Corp.	3,418	113,785
NextEra Energy, Inc.	141	17,247
PG&E Corp.	709	43,369
PPL Corp.	1,964	67,895
Public Service Enterprise Group, Inc.	2,683	112,337
Southern Co. (The)	761	39,039
Xcel Energy, Inc.	1,633	67,182
		748,598
TOTAL COMMON STOCKS (Cost $26,277,805)		28,069,590
TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.9%) (Cost $26,277,805)		28,069,590
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (2.6%) (Cost $745,940)
State Street Navigator Securities Lending Prime Portfolio, 0.30% *	745,940	745,940
TOTAL INVESTMENTS — (102.5%) (Cost $27,023,745)		28,815,530
OTHER ASSETS & LIABILITIES — (-2.5%)		(704,815)
NET ASSETS — (100.0%)		$28,110,715

*	Represents the current daily yield at period end
(a)	Non-income producing security.
(b)	Represents entire or partial securities on loan. See Note 7 for securities lending information.

PLC = Public Limited Company

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions (1)
Equity Securities	$745,940	$745,940
Total Borrowings	$745,940	$745,940
Gross amount of recognized liabilities for securities lending transactions		$745,940

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Financial Statements.

LATTICE STRATEGIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2016

	Lattice Developed Markets (ex-US) Strategy ETF	Lattice Emerging Markets Strategy ETF	Lattice Global Small Cap Strategy ETF	Lattice US Equity Strategy ETF
Assets:
Investments, at value *	$37,177,301	$24,063,188	$10,988,146	$28,815,530
Foreign currency, at value	55,500	415,182	5,002	—
Cash	28,898	—	12,999	8,428
Receivables:
Investment securities sold	52	13,222	—	—
Dividends	127,212	37,650	34,372	35,944
Securities lending income	1,028	252	737	533
Fund shares sold	—	2,178,534	—	—
Prepaid expenses and other assets	—	4,001	—	—
Total Assets	37,389,991	26,712,029	11,041,256	28,860,435
Liabilities:
Payables:
Overdraft	—	1,002,332	—	—
Upon return of securities loaned	2,879,848	327,748	855,737	745,940
Investment securities purchased	61,286	1,588,125	—	—
Accrued management fees	9,147	7,428	912	3,780
Total Liabilities	2,950,281	2,925,633	856,649	749,720
Net Assets	$34,439,710	$23,786,396	$10,184,607	$28,110,715
Net Assets Consist of:
Paid in capital	$34,958,046	$26,580,731	$9,879,308	$28,007,734
Undistributed net investment income	318,268	200,062	83,675	9,142
Accumulated net realized (loss)	(2,452,466)	(3,698,681)	(662,112)	(1,697,946)
Net unrealized appreciation (depreciation)	1,615,862	704,284	883,736	1,791,785
Net Assets	$34,439,710	$23,786,396	$10,184,607	$28,110,715
Shares Issued and Outstanding:	1,400,000	1,100,000	400,000	1,150,000
Net Asset Value Per Share:	$24.60	$21.62	$25.46	$24.44
Investments, at cost	$35,561,291	$23,358,062	$10,104,472	$27,023,745
Foreign currency, at cost	$55,405	$415,095	$5,003	$—
* Includes investment in securities on loan, at value	$4,157,765	$311,939	$1,116,660	$2,045,807

See accompanying Notes to Financial Statements.

LATTICE STRATEGIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2016

	Lattice Developed Markets (ex-US) Strategy ETF		Lattice Emerging Markets Strategy ETF	Lattice Global Small Cap Strategy ETF	Lattice US Equity Strategy ETF
Investment Income:
Dividends *	$962,845		$558,263	$232,641	$605,381
Interest	—		11	2	—
Securities lending income	20,383		1,938	10,660	7,711
Total Investment Income	983,228		560,212	243,303	613,092
Expenses:
Management fees	141,838		127,098	46,457	83,401
Trustees expenses	22,725		20,728	17,628	22,248
Other	36		—	—	—
Total Gross Expenses	164,599		147,826	64,085	105,649
Adviser reimbursement of trustees expenses (Note 4)	(22,725)		(20,728)	(17,628)	(22,248)
Total Net Expenses	141,874		127,098	46,457	83,401
Net Investment Income	841,354		433,114	196,846	529,691
Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(970,621	)(a)	(2,541,390)	(309,519)	(1,206,311	)(a)
Foreign currency transactions	4,307		8,064	311	—
Change in Unrealized Appreciation (Depreciation) of:
Investments	2,982,172		4,788,226	1,253,250	3,136,653
Translation of foreign currency denominated amounts	687		(506)	80	—
Net Realized and Unrealized Gain	2,016,545		2,254,394	944,122	1,930,342
Net Increase in Net Assets Resulting from Operations	$2,857,899		$2,687,508	$1,140,968	$2,460,033
* Net of foreign withholding taxes of	$96,652		$81,139	$16,265	$—

(a)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 9 in Notes to Financial Statements).

See accompanying Notes to Financial Statements.

LATTICE STRATEGIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Lattice Developed Markets (ex-US) Strategy ETF			Lattice Emerging Markets Strategy ETF
	Year Ended September 30, 2016	Period Ended September 30, 2015 (a)		Year Ended September 30, 2016	Period Ended September 30, 2015 (a)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$841,354	$586,809		$433,114	$411,412
Net realized loss	(966,314)	(1,375,948)		(2,533,326)	(1,175,259)
Net change in unrealized appreciation (depreciation)	2,982,859	(1,366,997)		4,787,720	(4,083,436)
Net increase (decrease) in net assets resulting from operations	2,857,899	(2,156,136)		2,687,508	(4,847,283)
Distributions:
From net investment income	(766,330)	(391,063)		(424,201)	(210,359)
Total Distributions	(766,330)	(391,063)		(424,201)	(210,359)
Fund Share Transactions:
Proceeds from shares sold	7,252,803	30,053,388	(b)	10,265,662	24,742,538
Cost of shares redeemed	(2,310,851)	(100,000	)(c)	(8,427,369)	(100	)(c)
Net increase from Fund share transactions	4,941,952	29,953,388		1,838,293	24,742,438
Total Increase in Net Assets	7,033,521	27,406,189		4,101,600	19,684,796
Net Assets:
Beginning of period	27,406,189	—		19,684,796	—
End of period *	$34,439,710	$27,406,189		$23,786,396	$19,684,796
* Including undistributed net investment income of:	$318,268	$196,782		$200,062	$176,554
Shares of Beneficial Interest:
Shares Sold	300,000	1,204,000	(b)	500,000	1,000,004
Shares Redeemed	(100,000)	(4,000	)(c)	(400,000)	(4	)(c)
Net Increase from Shares Issued and Redeemed	200,000	1,200,000		100,000	1,000,000

(a)	For the period February 25, 2015 (commencement of operations) through September 30, 2015.
(b)	On January 30, 2015, the Lattice Developed Markets (ex-US) Strategy ETF purchased 4,000 shares for a total of $100,000 to act as initial seed capital for the Trust.
(c)	Cash redemption relating to initial seed capital.

See accompanying Notes to Financial Statements.

LATTICE STRATEGIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Lattice Global Small Cap Strategy ETF			Lattice US Equity Strategy ETF
	Year Ended September 30, 2016	Period Ended September 30, 2015 (a)		Year Ended September 30, 2016	Period Ended September 30, 2015 (b)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$196,846	$131,734		$529,691	$268,166
Net realized loss	(309,208)	(358,485)		(1,206,311)	(772,996)
Net change in unrealized appreciation (depreciation)	1,253,330	(369,594)		3,136,653	(1,344,868)
Net increase (decrease) in net assets resulting from operations	1,140,968	(596,345)		2,460,033	(1,849,698)
Distributions:
From net investment income	(177,194)	(62,130)		(520,459)	(260,026)
Total Distributions	(177,194)	(62,130)		(520,459)	(260,026)
Fund Share Transactions:
Proceeds from shares sold	2,414,035	7,465,373		12,720,535	27,484,119
Cost of shares redeemed	—	(100	)(c)	(9,449,506)	(2,474,283	)(c)
Net increase from Fund share transactions	2,414,035	7,465,273		3,271,029	25,009,836
Total Increase in Net Assets	3,377,809	6,806,798		5,210,603	22,900,112
Net Assets:
Beginning of period	6,806,798	—		22,900,112	—
End of period *	$10,184,607	$6,806,798		$28,110,715	$22,900,112
* Including undistributed net investment income of:	$83,675	$66,469		$9,142	$7,892
Shares of Beneficial Interest:
Shares Sold	100,000	300,004		550,000	1,100,004
Shares Redeemed	—	(4	)(c)	(400,000)	(100,004	)(c)
Net Increase from Shares Issued and Redeemed	100,000	300,000		150,000	1,000,000

(a)	For the period March 23, 2015 (commencement of operations) through September 30, 2015.
(b)	For the period February 25, 2015 (commencement of operations) through September 30, 2015.
(c)	Cash redemption relating to initial seed capital.

See accompanying Notes to Financial Statements.

LATTICE STRATEGIES TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Lattice Developed Markets (ex-US) Strategy ETF			Lattice Emerging Markets Strategy ETF
	Year Ended September 30, 2016	Period Ended September 30, 2015 (a)		Year Ended September 30, 2016	Period Ended September 30, 2015 (a)
Net Asset Value, beginning of year	$22.84	$25.00		$19.68	$25.00
Income from Investment Operations:
Net investment income (b)	0.70	0.55		0.45	0.44
Net realized and unrealized gain (loss)	1.70	(2.35)		1.91	(5.55)
Total from Investment Operations	2.40	(1.80)		2.36	(5.11)
Less Distributions:
Net investment income	(0.64)	(0.36)		(0.42)	(0.21)
Net Asset Value, end of year	$24.60	$22.84		$21.62	$19.68
Total Return (c)	10.62%	(7.36)%		12.20%	(20.59)%
Market Price Return	10.61%	(6.84)%		14.08%	(20.59)%
Ratios/Supplemental Data:
Net Assets, end of year (000’s omitted)	$34,440	$27,406		$23,786	$19,685
Ratio to average net assets of:
Gross expenses	0.58%	0.50	%(d)	0.76%	0.65	%(d)
Net expenses	0.50%	0.50	%(d)	0.65%	0.65	%(d)
Net investment income	2.97%	3.75	%(d)	2.22%	3.23	%(d)
Portfolio turnover rate (e)	54.37%	41.81	%(f)	49.48%	17.28	%(f)

(a)	The Fund commenced operations on February 25, 2015.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at market price at the end of the distribution day. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying Notes to Financial Statements.

LATTICE STRATEGIES TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Lattice Global Small Cap Strategy ETF			Lattice US Equity Strategy ETF
	Year Ended September 30, 2016	Period Ended September 30, 2015 (a)		Year Ended September 30, 2016	Period Ended September 30, 2015 (b)
Net Asset Value, beginning of year	$22.69	$25.00		$22.90	$25.00
Income from Investment Operations:
Net investment income (c)	0.60	0.44		0.52	0.26
Net realized and unrealized gain (loss)	2.76	(2.54)		1.53	(2.11)
Total from Investment Operations	3.36	(2.10)		2.05	(1.85)
Less Distributions:
Net investment income	(0.59)	(0.21)		(0.51)	(0.25)
Net Asset Value, end of year	$25.46	$22.69		$24.44	$22.90
Total Return (d)	15.05%	(8.50)%		9.01%	(7.46)%
Market Price Return	14.92%	(7.89)%		9.15%	(7.54)%
Ratios/Supplemental Data:
Net Assets, end of year (000’s omitted)	$10,185	$6,807		$28,111	$22,900
Ratio to average net assets of:
Gross expenses	0.83%	0.60	%(e)	0.44%	0.35	%(e)
Net expenses	0.60%	0.60	%(e)	0.35%	0.35	%(e)
Net investment income	2.54%	3.44	%(e)	2.22%	1.82	%(e)
Portfolio turnover rate (f)	62.19%	43.87	%(g)	50.68%	37.92	%(g)

(a)	The Fund commenced operations on March 23, 2015.
(b)	The Fund commenced operations on February 25, 2015.
(c)	Based on average shares outstanding during the period.
(d)	Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at market price at the end of the distribution day. Total return calculated for a period of less than one year is not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying Notes to Financial Statements.

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2016

1. Organization

Lattice Strategies Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), consisting of multiple investment series (each a “Fund” and, collectively, “Funds”). The Trust was organized as a Delaware statutory trust on April 15, 2014. The Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF and Lattice US Equity Strategy ETF commenced operations on February 25, 2015. The Lattice Global Small Cap Strategy ETF commenced operations on March 23, 2015. The offering shares (“Shares”) of the Funds are registered under the Securities Act of 1933, as amended (“Securities Act”). The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond to the total return, of a specified market index (each an “Index” and together the “Indexes”). Lattice Strategies LLC (“Lattice” or the “Adviser”) serves as the investment adviser for each Fund. Mellon Capital Management Corporation (“Mellon Capital” or the “Sub-Adviser,” and together with the Adviser, “Advisers”) serves as the investment sub-adviser for each Fund.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly traded securities. Each Fund is designed to track an index. Shares of the Funds are listed and traded on NYSE Arca. Each share of a Fund represents a partial ownership in securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund at NAV only by certain large institutional investors (“Authorized Participants”) who have entered into agreements with ALPS Distributors, Inc. (“ALPS” or the “Distributor”), the Funds’ Distributor.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

On July 25, 2016, Shareholders of the Funds approved an amended Declaration of Trust of the Trust (the “Amended Declaration of Trust”), which: (a) removed the limitation on reclassifying or changing outstanding shares; (b) expanded the mandatory redemption provisions; and (c) adjusted procedural matters regarding shareholder disputes. The Amended Declaration of Trust, as it appeared in the proxy statement filed with the Securities and Exchange Commission (“SEC”) via EDGAR on June 27, 2016, be, and hereby is, incorporated by reference into this shareholder report.

2. Significant Accounting Policies

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Funds in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, GAAP, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

Cash, cash equivalents and Foreign Currency:  Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as Short-Term Investments in each Fund’s Schedule of Investments, as applicable.

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, purchase of foreign currency in certain countries that impose a tax on such purchases, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign currency gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

Dividends and Distributions:  Dividends from net investment income, if any, are generally declared and paid periodically but may vary significantly from period to period. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve a Fund’s eligibility for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code or to avoid imposition of income or excise taxes at the Fund level.

Investment Transactions:  Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the specifically identified cost basis.

Investment Income:  Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend, in the case of certain dividends on foreign issuers.

Expenses:  Expenses directly attributable to a Fund are charged directly to the Fund, while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds.

Other:  In the normal course of business, the Funds enter into contracts that may include agreements to indemnify another party under given circumstances. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Funds. However, based on experience, the risk of material loss from such claims is considered to be remote.

3. Investment Valuation and Fair Value Measurements

Investment Valuation Policies:  Net asset value per Share for each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by the custodian and determined as of the close of the regular trading session on the NYSE Arca (ordinarily

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

4:00 p.m. Eastern time) on each day that such exchange is open. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Fixed-income assets are generally valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. Creation/redemption order cut-off times may be earlier on any day that the Securities Industry and Financial Markets Association (or applicable exchange or market on which a Fund’s investments are traded) announces an early closing time. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at market rates on the date of valuation (generally as of 4:00 p.m. London time) as quoted by one or more sources.

In calculating a Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board of Trustees of the Trust (the “Board” or the “Trust’s Board”) from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s Board has delegated to the Adviser the responsibility to determine a security’s fair value. In determining such value the Adviser’s Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from each Fund’s Index Provider). In these cases, the Fund’s net asset value may reflect certain Fund securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark Index. This may result in a difference between the Fund’s performance and the performance of the applicable Fund’s benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of Fund securities may change on days when you will not be able to purchase or sell your Shares.

The Trust’s accounting services provider will obtain market prices for the Fund securities and exchange rates, if applicable, from independent pricing services approved or ratified by the Board of Trustees (“Pricing Services”). The Pricing Services shall determine such prices and rates in a manner consistent with the procedures below.

A. Equity Securities:  The accounting services provider obtains readily available market quotations from the Pricing Services approved by the Board. Equity securities shall be valued: (a) by using readily available market quotations provided by a primary pricing service; (b) by using a secondary pricing service; or (c) by obtaining direct written broker-dealer quotations.

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

Equity securities will be valued in the following order:

1. If a security is traded on the date, then the last quoted sale price on the exchange on which the security is principally traded, up to the time of valuation, is used. If the security is not traded on the date, the security will be valued at the mean between the last available bid and asked price. If the security is listed on more than one exchange, the price on the exchange that is generally considered the principal exchange will be used.

2. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the last available bid and asked prices.

B. Fixed Income Securities:  Fixed income securities shall be valued in the following order: (a) by using readily available market quotations provided by a pricing service; (b) by using a market value from a pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics; or (c) by obtaining direct written broker-dealer quotations. Fixed income securities are valued at the quoted bid for such securities. Interest-bearing commercial paper which is purchased at par will be priced at par.

C. Options and Futures Contracts:  Options, futures contracts and options thereon, which are traded on exchanges, are valued at their bid price as of the close of such exchanges or, if no sales are reported, at the mean between the last available bid and asked prices on such day as reported by the pricing service shall be used. If an options or futures exchange closes later than 3:00 p.m. Central Time, the options or futures traded on it are valued based on the mean between the most recent bid and asked prices as of 3:00 p.m. Central Time.

D. Short-Term Obligations:  Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the applicable Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

E. Over-the-Counter (“OTC”) Securities:  OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

The Funds apply the provisions of GAAP surrounding fair value measurements that define fair value, establish a framework for measuring fair value and expand disclosures about fair value measurements. In accordance with these provisions, fair value is defined as the price that a Fund would receive upon selling an investment in an ordinary transaction to an independent buyer in the principal or most advantageous market of the investment.

The Funds categorize their fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example,

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s net assets are computed and that may materially affect the value of the Fund’s investments).

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by such Fund’s benchmark Index, which, in turn, could result in a difference between a Fund’s performance and the performance of such Fund’s benchmark Index.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

Summary of Lattice Developed Markets (ex-US) Strategy ETF investments as of September 30, 2016, based on their valuation inputs, is as follows:

	Investments in Securities (At Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,663,217	$—	$—	$2,663,217
Austria	361,384	—	—	361,384
Belgium	564,520	—	—	564,520
Canada	4,136,280	—	—	4,136,280
Denmark	434,553	—	—	434,553
Finland	152,417	—	—	152,417
France	2,554,644	—	—	2,554,644
Germany	1,994,698	—	—	1,994,698
Hong Kong	1,831,727	—	—	1,831,727
Ireland	354,848	—	—	354,848
Israel	762,529	—	—	762,529
Italy	862,330	—	—	862,330
Japan	6,775,915	—	—	6,775,915
Netherlands	885,065	—	—	885,065
New Zealand	712,217	—	—	712,217
Norway	149,026	—	—	149,026
Portugal	48,432	—	—	48,432
Singapore	1,065,837	—	—	1,065,837
Spain	884,001	—	—	884,001
Sweden	612,632	—	—	612,632
Switzerland	2,366,669	—	—	2,366,669
United Kingdom	3,969,656	—	—	3,969,656
Limited Partnerships
Israel	154,856	—	—	154,856
Investments of Cash Collateral for Securities Loaned	2,879,848	—	—	2,879,848
Total	$37,177,301	$—	$—	$37,177,301

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

Summary of Lattice Emerging Markets Strategy ETF investments as of September 30, 2016, based on their valuation inputs, is as follows:

	Investments in Securities (At Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,124,960	$—	$—	$1,124,960
Chile	1,092,975	—	—	1,092,975
China	1,981,598	—	—	1,981,598
Colombia	955,367	—	—	955,367
India	1,254,296	—	—	1,254,296
Indonesia	1,746,986	—	—	1,746,986
Malaysia	1,784,491	—	—	1,784,491
Mexico	1,241,591	—	—	1,241,591
Philippines	1,851,029	—	—	1,851,029
Poland	1,137,259	—	—	1,137,259
Russia	717,516	—	—	717,516
South Africa	1,478,001	—	—	1,478,001
South Korea	1,922,070	—	—	1,922,070
Taiwan	2,260,572	—	—	2,260,572
Thailand	2,122,066	—	—	2,122,066
Turkey	1,063,477	—	—	1,063,477
Rights
Thailand	1,186	—	—	1,186
Investments of Cash Collateral for Securities Loaned	327,748	—	—	327,748
Total	$24,063,188	$—	$—	$24,063,188

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

Summary of Lattice Global Small Cap Strategy ETF investments as of September 30, 2016, based on their valuation inputs, is as follows:

	Investments in Securities (At Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$450,832	$—	$—	$450,832
Belgium	4,947	—	—	4,947
Brazil	228,896	—	—	228,896
Canada	554,517	—	—	554,517
China	806,332	—	—	806,332
Denmark	4,830	—	—	4,830
France	43,680	—	—	43,680
Germany	58,005	—	—	58,005
Hong Kong	50,047	—	—	50,047
Ireland	7,787	—	—	7,787
Israel	49,261	—	—	49,261
Italy	107,225	—	—	107,225
Japan	1,305,986	—	—	1,305,986
Netherlands	56,363	—	—	56,363
New Zealand	57,377	—	—	57,377
Norway	51,732	—	—	51,732
Portugal	2,589	—	—	2,589
Singapore	67,954	—	—	67,954
South Africa	156,161	—	—	156,161
South Korea	630,396	—	—	630,396
Spain	51,155	—	—	51,155
Sweden	51,570	—	—	51,570
Switzerland	137,882	—	—	137,882
Taiwan	411,289	—	—	411,289
United Kingdom	405,949	—	—	405,949
United States	4,379,647	—	—	4,379,647
Investments of Cash Collateral for Securities Loaned	855,737	—	—	855,737
Total	$10,988,146	$—	$—	$10,988,146

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

Summary of Lattice US Equity Strategy ETF investments as of September 30, 2016, based on their valuation inputs, is as follows:

	Investments in Securities (At Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,113,176	$—	$—	$3,113,176
Consumer Staples	2,136,460	—	—	2,136,460
Energy	2,444,865	—	—	2,444,865
Financials	4,038,821	—	—	4,038,821
Health Care	4,768,735	—	—	4,768,735
Industrials	2,786,149	—	—	2,786,149
Information Technology	5,295,261	—	—	5,295,261
Materials	1,445,074	—	—	1,445,074
Real Estate	628,039	—	—	628,039
Telecommunication Services	664,412	—	—	664,412
Utilities	748,598	—	—	748,598
Investments of Cash Collateral for Securities Loaned	745,940	—	—	745,940
Total	$28,815,530	$—	$—	$28,815,530

As of September 30, 2016, there were no transfers between levels of the fair value hierarchy.

4. Investment Advisory Fee, Service and Distribution Fees and Trustees Expenses

The Adviser acts as investment adviser to the Trust and, subject to the supervision of the Board, is responsible for the investment management of each Fund. The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement (“Investment Advisory Agreement”) between the Trust and the Adviser dated December 30, 2014. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of each Fund.

For the services provided to the Funds under the Investment Advisory Agreement, each Fund expects to pay the Adviser the annual fee set forth below, which is based on a percentage of the respective Fund’s average daily net assets.

Lattice Developed Markets (ex-US) Strategy ETF	0.50%
Lattice Emerging Markets Strategy ETF	0.65%
Lattice Global Small Cap Strategy ETF	0.60%
Lattice US Equity Strategy ETF	0.35%

Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust and each Fund, except (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustees of the Trust who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates (“Independent Trustees”); (iv) compensation and expenses of the Trust’s chief compliance officer; (v) extraordinary expenses;

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(vi) distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (vii) the advisory fee payable to the Adviser under the Investment Advisory Agreement.

Mellon Capital serves as the investment sub-adviser for each Fund pursuant to an Investment Sub-Advisory Agreement dated December 31, 2014 between the Adviser and Mellon Capital. The Sub-Adviser is responsible for placing purchase and sale orders and shall make investment decisions for each Fund, subject to the supervision by the Adviser. For its services, the Sub-Adviser is compensated by the Adviser.

Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its Shares. Effective December 12, 2014, the Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time, these fees will increase the cost of your investment and they may cost more than certain other types of sales charges.

For the year ended September 30, 2016, the Funds did not pay any Rule 12b-1 fees.

Effective March 1, 2016, the Adviser has contractually agreed to reimburse the fees and expenses of the Trustees of the Trust who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates (“Independent Trustees”) and their independent counsel, if any, until March 1, 2017. The Trust’s Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Funds and their shareholders. For the year ended September 30, 2016, the Trustees’ expenses were $22,725, $20,728, $17,628, and $22,248, for the Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF, Lattice Global Small Cap Strategy ETF, and Lattice US Equity Strategy ETF, respectively.

On July 29, 2016, Hartford Funds Management Company, LLC (“Hartford”) acquired Lattice and said acquisition terminated the existing advisory agreement with Lattice and sub-advisory agreement with Mellon Capital. On July 25, 2016, the Shareholders of the Funds approved a new advisory agreement with Lattice and a new sub-advisory agreement with Mellon Capital.

5. Share Transactions

Each Fund will issue and redeem Shares at NAV only with certain authorized participants in large increments known as “Creation Units”. Purchases of Creation Units are made by tendering a basket of designated securities to the Fund and redemption proceeds are paid with a basket of securities from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

Purchase or redemption of Creation Units is only available to an Authorized Participant through a broker, dealer, bank or other entity that is an Authorized Participant. An Authorized Participant is either (1) a

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“Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at September 30, 2016	Redemption Fee
Lattice Developed Markets (ex-US) Strategy ETF	100,000	$4,000	$2,460,000	$4,000
Lattice Emerging Markets Strategy ETF	100,000	2,500	2,162,000	2,500
Lattice Global Small Cap Strategy ETF	100,000	3,000	2,546,000	3,000
Lattice US Equity Strategy ETF	50,000	1,000	1,222,000	1,000

Shares are listed on the NYSE Arca and are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than NAV upon sale of shares.

As an ETF, individual Fund Shares may only be purchased and sold on the NYSE Arca through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF, and Lattice Global Small Cap Strategy ETF will only issue or redeem Creation Units (100,000 shares) to Authorized Participants who have entered into agreements with the Fund’s distributor. Lattice US Equity Strategy ETF will only issue or redeem Creation Units (50,000 shares) to Authorized Participants who have entered into agreements with the Fund’s distributor. The Funds generally will issue or redeem Creation Units in return for a designated Fund of securities (and an amount of cash) that the Fund specifies each day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.

The NYSE Arca will disseminate, every fifteen seconds during the regular trading day, an indicative optimized fund value (“IOPV”) relating to the Funds. The IOPV calculations are estimates of the value of the Funds’ net asset value per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities’ local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the net asset value per Share of the Funds, which is calculated only once a day. Neither the Funds, nor the Adviser or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

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NOTES TO FINANCIAL STATEMENTS (Continued)
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6. Administrator, Custodian and Transfer Agent

State Street Bank serves as Administrator for the Trust pursuant to an administration agreement (“Administration Agreement”) dated December 12, 2014. Under the Administration Agreement, State Street Bank is responsible for certain administrative services associated with the day-to-day operations of each Fund. State Street also serves as Custodian for the Funds pursuant to a custodian agreement dated December 12, 2014. As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the Shares and calculates net income and realized capital gains or losses. State Street also serves as Transfer Agent of each Fund pursuant to a transfer agency agreement dated December 12, 2014. As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.

7. Securities Lending

Each Fund may lend Fund securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3 percent) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income for federal income tax purposes. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Each Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage a Fund.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street Bank and Trust Company (“State Street”) has been approved by the Board to serve as securities lending agent for the Funds and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. The Fund’s securities lending income that appears on the Statements of Operations is net of any fees paid to State Street for serving as the securities lending agent.

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Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process — especially so in certain international markets such as Taiwan), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of lent securities may cause a Fund to lose the opportunity to sell the securities at a desirable price.

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral (1)
Lattice Developed Markets (ex-US) Strategy ETF	$4,157,765	$2,879,848	$1,491,501
Lattice Emerging Markets Strategy ETF	311,939	327,748	—
Lattice Global Small Cap Strategy ETF	1,116,660	855,737	307,293
Lattice US Equity Strategy ETF	2,045,807	745,940	1,348,193

(1)	Amount consists of domestic and foreign equity securities.

8. Principal Risks

CURRENCY RISK:  [Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF, and Lattice Global Small Cap Strategy ETF only]: Because each Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the currency of a non-U.S. market in which a Fund invests depreciates against the U.S. dollar, even if the local currency value of a Fund’s holdings in that market increases.

CUSTODY RISK:  [Lattice Emerging Markets Strategy ETF and Lattice Global Small Cap Strategy ETF only]: Custody risk refers to the risks inherent in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities market is, the greater the likelihood of custody problems.

DERIVATIVE RISK:  A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Each Fund may invest in futures contracts and other derivatives. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to credit risk because a Fund could lose money when a contracting party is unable to meet its contractual obligations in a timely manner or negative perceptions of a contracting party’s ability to meet its obligations cause the derivative to decline in value.

EMERGING MARKETS RISK:  [Lattice Emerging Markets Strategy ETF and Lattice Global Small Cap Strategy ETF only]: Some foreign markets in which the Fund may invest are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in

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September 30, 2016

a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. Particularly with respect to a Fund’s investment in actual foreign securities, the possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund’s shareholding being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

EQUITY SECURITIES RISK:  Each Fund invests in equity securities, which are subject to changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile than investments in other asset classes.

EQUITY INVESTING RISK:  An investment in each Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

FUND OF FUNDS RISK:  [Lattice Emerging Markets Strategy ETF only]: To the extent that a Fund invests in other investment companies such as closed-end funds or ETFs, it bears its pro rata share of these investment companies’ expense, and is subject to the effects of the business and regulatory developments that affect these investment companies and the investment company industry generally.

FOREIGN INVESTMENT RISK:  [Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF, and Lattice Global Small Cap Strategy ETF only]: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities.

FOREIGN SECURITIES:  A Fund may invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include ADRs, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investment in ADRs may be less liquid than the liquidity of the underlying shares in their primary trading market. Foreign securities also include GDRs, which are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks

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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

in one or more markets around the world. Many GDRs are issued by companies in emerging markets. Investment in ADRs, GDRs and EDRs may be less liquid and more volatile than the underlying shares in their primary trading market.

DEPOSITARY RECEIPTS MAY BE “SPONSORED” OR “UNSPONSORED”:  Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

DEPOSITARY RECEIPTS MAY BE UNREGISTERED AND UNLISTED:  A Fund’s investments may also include ADRs, GDRs and EDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act. The Adviser will determine the liquidity of such investments pursuant to guidelines established by the Board. If a particular investment in such ADRs or GDRs is deemed illiquid, that investment will be included within a Fund’s limitation on investment in illiquid securities. Moreover, if adverse market conditions were to develop during the period between a Fund’s decision to sell these types of ADRs or GDRs and the point at which a Fund is permitted or able to sell such security, a Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

FOREIGN SECURITIES INVOLVE SPECIAL RISKS AND COSTS:  Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in securities of foreign issuers. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of a Fund’s securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

POLITICAL AND ECONOMIC RISK:  The Funds are subject to foreign political and economic risk not associated with investments in securities of U.S. issuers, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a foreign country could cause a Fund’s investments to experience gains or losses. A Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

FOREIGN MARKET AND TRADING RISK:  The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for a Fund to buy and sell

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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

securities. These factors could result in a loss to a Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

GEOGRAPHIC RISK:  [Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF, and Lattice Global Small Cap Strategy ETF only]: Some of the markets in which the Funds invest are located in parts of the world that have historically been prone to natural disasters, such as earthquakes, volcanoes, droughts, hurricanes or tsunamis, and are economically sensitive to environmental events. Any such event may adversely impact the economies of these geographic areas, causing an adverse impact on the value of a Fund.

INDEX TRACKING RISK:  There is a risk that the performance of each Fund may diverge from performance of the respective Index as a result of tracking error. Tracking error may occur because of differences between the securities held in a Fund and those included in the Index. Tracking error may also occur because of pricing differences, transaction costs, a Fund holding uninvested cash, differences in the timing of the accrual of dividends, changes to the Index or the costs of complying with various new or existing regulatory requirements. Additionally, tracking error may result because a Fund incurs fees and expenses, while the Index does not.

ISSUER RISK:  The performance of each Fund depends on the performance of individual securities to which a Fund has exposure. Any issuer of these securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

LARGE CAP RISK:  [Lattice US Equity Strategy ETF only]: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

MARKET RISK:  Each Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected.

MARKET TRADING RISK

ABSENCE OF ACTIVE MARKET:  Although Shares of each Fund are listed for trading on one or more stock exchanges, each Fund is a relatively new fund and there can be no assurance that an active trading market for such Shares will develop or be maintained by market makers or Authorized Participants.

RISK OF SECONDARY LISTINGS:  Each Fund’s Shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. There can be no assurance that a Fund’s Shares will continue to trade on any such stock exchange or in any market or that a Fund’s Shares will continue to meet the requirements for listing or

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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

trading on any exchange or in any market. Each Fund’s Shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund Shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

SECONDARY MARKET TRADING RISK:  Shares of each Fund may trade in the secondary market at times when a Fund does not accept orders to purchase or redeem Shares. At such times, Shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when a Fund accepts purchase and redemption orders. Secondary market trading in Fund Shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Fund Shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund Shares will continue to be met or will remain unchanged. Shares of each Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

SHARES OF THE FUND MAY TRADE AT PRICES OTHER THAN NAV:  Shares of each Fund trade on stock exchanges at prices at, above or below a Fund’s most recent NAV. The NAV of each Fund is calculated at the end of each business day and fluctuates with changes in the market value of a Fund’s holdings. The trading price of a Fund’s Shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund Shares and the underlying value of Fund holdings or NAV. As a result, the trading prices of a Fund’s Shares may deviate significantly from NAV during periods of market volatility. Any of these factors, among others, may lead to Shares trading at premium or discount to NAV. However, because Shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), Lattice believes that large discounts or premiums to the NAV of a Fund are not likely to be sustained over the long term. While the creation/redemption feature is designed to make it more likely that a Fund’s Shares normally will trade on stock exchanges at prices close to a Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with a Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers or Authorized Participants, or to market participants or during periods of significant market volatility, may result in trading prices for Shares of a Fund that differ significantly from its NAV.

COSTS OF BUYING OR SELLING FUND SHARES:  Buying or selling Fund Shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling Shares of a Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you may incur the cost of the “spread,” that is, the difference between what investors are willing to pay for Fund Shares (the “bid” price) and the price at which they are willing to sell Fund Shares (the “ask” price). Because of the costs inherent in buying or selling Fund Shares, frequent trading may detract significantly from investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

PASSIVE STRATEGY/INDEX RISK:  The Funds are not actively managed and may be affected by a general decline in market segments related to their respective Index. Each Fund invests in securities included,

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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

in, or representative of, the Index, regardless of their investment merits. Additionally, Lattice generally does not attempt to take defensive positions under any market conditions, including declining markets.

SECURITIES LENDING RISK:  Each Fund may engage in securities lending. Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.

SMALL CAP RISK:  [Lattice US Equity Strategy ETF and Lattice Global Small Cap Strategy ETF only]: Investing in small capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of small capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than larger capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small capitalization companies may underperform larger capitalization companies. Small capitalization companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

VALUATION RISK:  The sale price each Fund could receive for a security may differ from a Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology. Because non-U.S. exchanges may be open on days when the Funds do not price its Shares, the value of the securities in a Fund may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. In addition, for purposes of calculating each Fund’s NAV, the value of assets denominated in non-U.S. currencies is converted into U.S. dollars using exchange rates deemed appropriate by Lattice. This conversion may result in a difference between the prices used to calculate each Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between a Fund’s performance and the performance of the Index.

9. Purchases and Sales

The cost of purchases and the proceeds from sales of investments, for the year ended September 30, 2016, were as follows:

	Purchases	Sales
Lattice Developed Markets (ex-US) Strategy ETF	$15,729,161	$15,542,417
Lattice Emerging Markets Strategy ETF	9,819,789	14,206,193
Lattice Global Small Cap Strategy ETF	5,282,294	4,879,466
Lattice US Equity Strategy ETF	12,343,981	12,260,810

For the year ended September 30, 2016, in-kind transactions, which are not included in the table above, associated with Creation Units were:

	Purchases	Sales	Realized Gain/(Loss)
Lattice Developed Markets (ex-US) Strategy ETF	$7,171,489	$2,289,630	$70,959
Lattice Emerging Markets Strategy ETF	6,389,021	—	—
Lattice Global Small Cap Strategy ETF	2,088,790	—	—
Lattice US Equity Strategy ETF	12,715,992	9,445,914	(337,757)

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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

10. Federal Income Taxes

Each Fund intends to qualify and elect to be treated as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code. To qualify and maintain its tax status as a regulated investment company, each Fund must meet annually certain income and asset diversification requirements and must distribute annually at least 90 percent of its “investment company taxable income” (which includes dividends, interest and net short-term capital gains).

If the Fund fails to qualify as a regulated investment company for any year (subject to certain curative measures allowed by the Internal Revenue Code), the Fund is subject to regular corporate-level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, distributions will be taxable to the Funds’ shareholders generally as ordinary dividends to the extent of the Funds’ current and accumulated earnings and profits.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

The tax character of distributions paid during the years ended September 30, 2016 and 2015 is as follows:

Fund	Ordinary Income 2016	Ordinary Income 2015
Lattice Developed Markets (ex-US) Strategy ETF	$766,330	$391,063
Lattice Emerging Markets Strategy ETF	424,201	210,359
Lattice Global Small Cap Strategy ETF	177,194	62,130
Lattice US Equity Strategy ETF	520,459	260,026

As of September 30, 2016, the components of distributable earnings on a tax basis were as follows:

Fund	Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings (Deficit)
Lattice Developed Markets (ex-US) Strategy ETF	$511,605	$(2,438,858)	$1,408,917	$(518,336)
Lattice Emerging Markets Strategy ETF	210,195	(3,561,514)	556,984	(2,794,335)
Lattice Global Small Cap Strategy ETF	118,262	(641,685)	828,722	305,299
Lattice US Equity Strategy ETF	9,142	(1,649,754)	1,743,593	102,981

For federal income tax purposes, the Funds listed below have capital loss carryforwards as of September 30, 2016, which are available to offset future capital gains, if any, realized through the fiscal year listed:

Fund	No Expiration Date Short-Term	No Expiration Date Long-Term
Lattice Developed Markets (ex-US) Strategy ETF	$1,978,358	$460,500
Lattice Emerging Markets Strategy ETF	3,089,147	472,367
Lattice Global Small Cap Strategy ETF	541,751	99,934
Lattice US Equity Strategy ETF	1,164,513	485,241

For the year ended September 30, 2016, there were no capital losses utilized.

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

As of September 30, 2016, the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

		Gross Unrealized		Net Unrealized Appreciation
Fund	Cost	Appreciation	(Depreciation)
Lattice Developed Markets (ex-US) Strategy ETF	$35,768,193	$2,462,577	$(1,053,469)	$1,409,108
Lattice Emerging Markets Strategy ETF	23,505,362	1,920,284	(1,362,458)	557,826
Lattice Global Small Cap Strategy ETF	10,159,486	1,105,453	(276,793)	828,660
Lattice US Equity Strategy ETF	27,071,937	2,371,050	(627,457)	1,743,593

The differences between the book unrealized amounts reflected in the Statement of Assets and Liabilities and tax unrealized amounts (shown above) are due to foreign currency gains and losses, tax deferral of losses on wash sales, and adjustments for real estate investment trusts.

A. Distributions To Shareholders:  The Funds will normally distribute substantially all of their net investment income at least annually. Any realized net capital gains will be distributed annually. The Funds may also pay a special distribution at any time to comply with U.S federal tax requirements. All distributions are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Permanent book and tax differences, primarily related to foreign currency gains and losses, passive foreign investment, partnership basis adjustments, return of capital distributions from real estate investments trusts, and capital gain distributions, resulted in reclassification for the fiscal year ended September 30, 2016 as follows:

Fund	Increase (Decrease) to Paid-in Capital	Increase (Decrease) to Accumulated Net Investment Income (Loss)	Increase (Decrease) to Accumulated Net Realized Gain (Loss)
Lattice Developed Markets (ex-US) Strategy ETF	$62,706	$46,462	$(109,168)
Lattice Emerging Markets Strategy ETF	—	14,595	(14,595)
Lattice Global Small Cap Strategy ETF	—	(2,446)	2,446
Lattice US Equity Strategy ETF	(340,894)	(7,982)	348,876

11. Subsequent Events

Management has evaluated all subsequent transactions and events through the date on which this statement was issued and has determined that no additional items require adjustment to or disclosure in these financial statements other than those disclosed on the following page.

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

On October 4, 2016, Lattice Strategies Trust launched the Lattice Real Estate Strategy ETF. Additionally, effective October 24, 2016, each Fund changed its name as follows:

Current Fund Name	New Fund Name
Lattice Developed Markets (ex-US) Strategy ETF	Hartford Multifactor Developed Markets (ex-US) ETF
Lattice Emerging Markets Strategy ETF	Hartford Multifactor Emerging Markets ETF
Lattice US Equity Strategy ETF	Hartford Multifactor US Equity ETF
Lattice Global Small Cap Strategy ETF	Hartford Multifactor Global Small Cap ETF
Lattice Real Estate Strategy ETF	Hartford Multifactor REIT ETF

Additionally, effective October 24, 2016, each index changed its name as follows:

New Fund Name	Old Index Name	New Index Name
Hartford Multifactor Developed Markets (ex-US) ETF	Lattice Risk-Optimized Developed Markets (ex-US) Strategy Index	Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index
Hartford Multifactor Emerging Markets ETF	Lattice Risk-Optimized Advancing Markets Strategy Index	Hartford Risk-Optimized Multifactor Emerging Markets Index
Hartford Multifactor US Equity ETF	Lattice Risk-Optimized US Equity Strategy Index	Hartford Risk-Optimized Multifactor US Equity Index
Hartford Multifactor Global Small Cap ETF	Lattice Risk-Optimized Global Small Cap Strategy Index	Hartford Risk-Optimized Multifactor Global Small Cap Index
Hartford Multifactor REIT ETF	Lattice Risk-Optimized Real Estate Strategy Index	Hartford Risk-Optimized Multifactor REIT Index

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Lattice Strategies Trust,

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lattice Strategies Trust (comprising, respectively, Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF, Lattice Global Small Cap Strategy ETF and Lattice US Equity Strategy ETF) (the Trust) as of September 30, 2016, and the related statements of operations, and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and financial highlights of the Trust for the periods presented through September 30, 2015, were audited by other auditors whose report dated November 24, 2015, expressed an unqualified opinion on those statements of changes in net assets and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform audits of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Lattice Strategies Trust at September 30, 2016, and the results of their operations, the changes in their net assets and the financial highlights for the year then ended in conformity with U.S. generally accepted accounting principles.

New York, New York
November 29, 2016

LATTICE STRATEGIES TRUST
September 30, 2016
(Unaudited)

SUMMARY OF BOARD’S ADVISORY AND SUB-ADVISORY AGREEMENT APPROVAL PROCESS AND CONSIDERATIONS

The Board (the members of which are referred to as “Trustees”) of the Trust met in person on June 10, 2016, to consider the approval of (1) a new investment advisory agreement (the “New Advisory Agreement”) between the Trust, on behalf of the Funds, and Lattice Strategies LLC (the “Adviser”), and (2) a new investment sub-advisory agreement (the “New Sub-Advisory Agreement,” and, together with the New Advisory Agreement, the “New Agreements”) between the Adviser and Mellon Capital Management Corporation (the “Sub-Adviser”). The Board considered the New Agreements because of a proposed transaction wherein Hartford Funds Management Company, LLC (“Hartford”) would acquire the Adviser, effective on or about July 29, 2016 (the “Transaction”). Under the Investment Company Act of 1940, as amended (“1940 Act”), consummation of the Transaction would result in the automatic “assignment” (i.e., termination) of the existing advisory agreement with the Adviser and the existing sub-advisory agreement with the Sub-Adviser. In order to avoid a disruption of services to the Funds, the Board considered the New Advisory Agreement and New Sub-Advisory Agreement and, as detailed below, approved the New Agreements subject to approval of such New Agreements by the shareholders of the Funds. The Board considered the then current draft of the preliminary proxy statement prepared to seek shareholder approval of the New Agreements. The Board considered the New Advisory Agreement and the New Sub-Advisory Agreement and the engagement of the Adviser and the Sub-Adviser separately, although the factors for consideration were similar.

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and the Sub-Adviser relevant to the Board’s consideration of whether to approve each of the New Advisory Agreement and New Sub-Advisory Agreement. In connection with considering approval of the New Advisory Agreement and New Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met with counsel to the Trust, and separately in executive session with counsel to the Independent Trustees, who provided assistance and advice. The Board considered the impact of the Transaction on the Funds and shareholders, and received information and assurances from the Adviser, Sub-Adviser and Hartford regarding the nature and quality of services to be provided after the Transaction, as well as that the level of fees to be charged would be unchanged. The Board noted that there were several proposed changes to New Advisory Agreement, including that several additional services would be performed by Lattice, although the other terms of the New Advisory Agreement were substantially similar to the existing advisory agreement. The consideration of the New Advisory Agreement and New Sub-Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, extent and quality of the services provided by each of the Adviser and the Sub-Adviser; (2) the investment performance of each of the Adviser and the Sub-Adviser; (3) the costs of the services to be provided and profits to be realized by each of the Adviser and the Sub-Adviser and their affiliates from the relationship with the Trust; (4) the extent to which economies of scale would be realized as the Funds grow; (5) any benefits derived or to be derived by each of the Adviser and the Sub-Adviser from the relationship with the Trust; (6) potential conflicts of interest; (7) the fees paid to and services provided by the Funds’ administrator and transfer agent; and (8) the Adviser’s representations concerning its staffing, capabilities and methodologies applied in managing the Funds, including the importance of retention of personnel with relevant portfolio management experience.

In reviewing such factors, the Board relied on certain information, including (1) copies of the New Advisory Agreement and the New Sub-Advisory Agreement and comparisons to the existing advisory and sub-advisory agreements; (2) information from the Adviser, the Sub-Adviser, Hartford and the services provided thereby,

LATTICE STRATEGIES TRUST
September 30, 2016
(Unaudited)

including key personnel, investment process, research department, and securities portfolio execution process; (3) information regarding the compliance programs of the Adviser and the Sub-Adviser; (4) copies of the Forms ADV for the Adviser and the Sub-Adviser; and (5) memoranda and guidance from Kaye Scholer on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act. In addition, the Board was provided data from Broadridge dated June 2016 comparing the advisory fees and total expenses of the Funds with expenses and performance of other exchange-traded funds (“ETFs”) and mutual funds with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the ETF and mutual fund industry, as applicable.

In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the Funds:

1.	The nature, extent and quality of the facilities and services proposed to be provided by each of the Adviser and the Sub-Adviser. The Board received information on and considered the division of responsibility of services to be provided by the Adviser and the Sub-Adviser, including the fact that day-to-day portfolio management would be conducted by the Sub-Adviser. The Board reviewed the experience and resources that the Adviser and Sub-Adviser had in managing strategies similar to those proposed for the Funds, including information regarding the education and experience of management and investment personnel and the anticipated role of senior management in the day-to-day operations of the Funds and on the quality of the compliance and administrative staff at the Adviser and Hartford.

The Board determined that the Funds would likely benefit from the services and resources available from the Adviser, the Sub-Adviser and Hartford, in respect of their responsibilities. In particular, they noted the extensive experience of the Adviser’s management personnel in developing and administering strategies that would be utilized by the Funds and the past performance of the Adviser and Sub-Adviser in providing services to the Funds.

2.	The advisory fee paid by and overall expenses of the Funds. The Board considered comprehensive data and information comparing the advisory fees and total expense ratios of the Funds. The Board considered that the fee payable to the Sub-Adviser would be paid by the Adviser out of its management fee. The Board determined that the advisory fees charged and overall expenses of the Funds were competitive and in line with the related universe of funds. In light of the nature, quality, and extent of services provided by the Adviser and Sub-Adviser and the costs incurred by the Adviser and Sub-Adviser in rendering those services, the Board concluded that the level of fees paid to the Adviser and Sub-Adviser with respect to each Fund were fair and reasonable.
3.	Financial condition of each of the Adviser, the Sub-Adviser and Hartford. After considering information relating to the financial condition of the Adviser, Sub-Adviser and Hartford, as well as the expected fees and operating costs relating to the management of the Funds, the Board determined that each of the Adviser and Sub-Adviser would be capable of providing services to the Funds.
4.	Possible conflicts of interest. The Board considered the experience and ability of the advisory personnel assigned to the Funds, soft-dollar arrangements and the brokerage policies of the Adviser and Sub-Adviser, and the substance and administration of the Codes of Ethics of the Trust, the Adviser and the Sub-Adviser. The Board determined that the personnel and compliance policies of the Trust, Adviser and Sub-Adviser were each well designed to monitor and address conflicts of interest.

LATTICE STRATEGIES TRUST
September 30, 2016
(Unaudited)

5.	Effect of the Funds’ growth and size on its investment performance and expenses, The Board considered information relating to the trading of the Funds. It determined that the expense ratios of the Funds were well suited in light of expectations for future asset accumulation and projected growth after the Transaction.

Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the advisory fee rates and total expense ratios are reasonable in relation to the services provided by the Adviser to the Funds, as well as the costs incurred and the benefits gained by the Adviser in providing such services. The Board also found the investment advisory fees paid to the Adviser to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar anticipated size. As a result, all of the Board members, including the Independent Trustees, approved the New Advisory Agreement and the submission of the New Advisory Agreement to shareholders for approval.

With respect to the Sub-Adviser and based on the foregoing analysis and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the sub-advisory fee rates and total expense ratios are reasonable in relation to the services provided by the Sub-Adviser to the Funds, as well as the costs incurred and the benefits gained by the Sub-Adviser in providing such services. As a result, all of the Trustees, including the Independent Trustees, approved the New Sub-Advisory Agreement and the submission of the New Sub-Advisory Agreement to shareholders for approval.

PROXY VOTING INFORMATION

A description of Lattice Strategies Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how Lattice Strategies Trust voted any proxies related to portfolio securities is attached to the Fund’s Statement of Additional Information, which is available, without charge by visiting the Fund’s website at www.latticeetfs.com or the SEC’s website at www.sec.gov or by calling 1-415-315-6600.

LATTICE STRATEGIES TRUST
September 30, 2016
(Unaudited)

SHAREHOLDER MEETING RESULTS

Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on July 25, 2016 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the following tables.

Lattice Developed Market (ex-US) Strategy ETF

Proposal 1:  Approval of Advisory Agreement

For	Against	Abstentions	Total
934,886.689	0	53,037.999	987,924.688

Proposal 2:  Approval of Sub-Advisory Agreement

For	Against	Abstentions	Total
934,886.689	0	53,037.999	987,924.688

Proposal 4:  Approval of “Manager of Managers” Structure

For	Against	Abstentions	Total
929,560.689	0	53,037.999	987,924.688

Lattice Emerging Markets Strategy ETF

Proposal 1:  Approval of Advisory Agreement

For	Against	Abstentions	Total
720,677.537	0	17,382.999	738,060.536

Proposal 2:  Approval of Sub-Advisory Agreement

For	Against	Abstentions	Total
720,677.537	0	17,382.999	738,060.536

Proposal 4:  Approval of “Manager of Managers” Structure

For	Against	Abstentions	Total
718,873.537	1,804	17,382.999	738,060.536

Lattice Global Small Cap Strategy ETF

Proposal 1:  Approval of Advisory Agreement

For	Against	Abstentions	Total
183,387.355	0	10,794.999	194,182.354

LATTICE STRATEGIES TRUST
September 30, 2016
(Unaudited)

Proposal 2:  Approval of Sub-Advisory Agreement

For	Against	Abstentions	Total
183,387.355	0	10,794.999	194,182.354

Proposal 4:  Approval of “Manager of Managers” Structure

For	Against	Abstentions	Total
182,461.355	926	10,794.999	194,182.354

Lattice US Equity Strategy ETF

Proposal 1:  Approval of Advisory Agreement

For	Against	Abstentions	Total
798,851.598	0	44,090.999	842,942.597

Proposal 2:  Approval of Sub-Advisory Agreement

For	Against	Abstentions	Total
798,851.598	0	44,090.999	842,942.597

Proposal 4:  Approval of “Manager of Managers” Structure

For	Against	Abstentions	Total
794,171.598	4,680	44,090.999	842,942.597

All Funds

Proposal 3(a):  Approval of an Amendment to the Trust’s Declaration of Trust that Removes a Limitation on Reclassifying or Changing Outstanding Shares

For	Against	Abstentions	Total
2,599,630.178	12,736	150,743.998	2,763,110.176

Proposal 3(b):  Approval of an Amendment to the Trust’s Declaration of Trust that Expands the Mandatory Redemption Provisions

For	Against	Abstentions	Total
2,599,630.178	12,736	150,743.998	2,763,110.176

Proposal 3(c):  Approval of an Amendment to the Trust’s Declaration of Trust Regarding Jurisdiction and Waiver of Jury Trials for Shareholder Disputes

For	Against	Abstentions	Total
2,599,630.178	12,736	150,743.998	2,763,110.176

LATTICE STRATEGIES TRUST
September 30, 2016
(Unaudited)

OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by the NYSE Arca, Inc. The NYSE Arca makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Funds.

For purposes of the 1940 Act, the Funds are registered investment companies, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Funds beyond those limitations.

TAX INFORMATION

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2016.

Percentage of distributions which qualify for the corporate dividends received deduction:

Fund	Percentage
Lattice Developed Markets (ex-US) Strategy ETF	0.00%
Lattice Emerging Markets Strategy ETF	0.00%
Lattice Global Small Cap Strategy ETF	14.37%
Lattice US Equity Strategy ETF	95.42%

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2016, are considered qualified dividend income, and are eligible for reduced tax rates. These amounts are noted below:

Fund	Amount
Lattice Developed Markets (ex-US) Strategy ETF	$667,458
Lattice Emerging Markets Strategy ETF	382,962
Lattice Global Small Cap Strategy ETF	125,586
Lattice US Equity Strategy ETF	532,540

At September 30, 2016, the Funds had foreign tax credits. These amounts are noted below:

Fund	Amount
Lattice Developed Markets (ex-US) Strategy ETF	$54,795
Lattice Emerging Markets Strategy ETF	73,870
Lattice Global Small Cap Strategy ETF	14,318

At September 30, 2016, the Funds had foreign source income. These amounts are noted below:

Fund	Amount
Lattice Developed Markets (ex-US) Strategy ETF	$1,051,859
Lattice Emerging Markets Strategy ETF	641,473
Lattice Global Small Cap Strategy ETF	180,300

LATTICE STRATEGIES TRUST
September 30, 2016
(Unaudited)

SUPPLEMENTAL INFORMATION

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for the fund listing date through the date of the fiscal year end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

Lattice Developed Markets (ex-US) Strategy ETF
Period Covered: October 1, 2015 through September 30, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	2	0.79%
Greater than 1.0% and Less than 1.5%	24	9.49%
Greater than 0.5% and Less than 1.0%	73	28.85%
Between 0.5% and -0.5%	139	54.93%
Less than -0.5% and Greater than -1.0%	11	4.35%
Less than -1.0% and Greater than -1.5%	3	1.19%
Less than -1.5% and Greater than -2.0%	1	0.40%
Less than -2.0%	0	0.00%
	253	100.00%

LATTICE STRATEGIES TRUST
September 30, 2016
(Unaudited)

Lattice Emerging Markets Strategy ETF
Period Covered: October 1, 2015 through September 30, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	4	1.58%
Greater than 1.5% and Less than 2.0%	7	2.77%
Greater than 1.0% and Less than 1.5%	19	7.51%
Greater than 0.5% and Less than 1.0%	45	17.79%
Between 0.5% and -0.5%	132	52.16%
Less than -0.5% and Greater than -1.0%	30	11.86%
Less than -1.0% and Greater than -1.5%	15	5.93%
Less than -1.5% and Greater than -2.0%	0	0.00%
Less than -2.0%	1	0.40%
	253	100.00%

Lattice Global Small Cap Strategy ETF
Period Covered: October 1, 2015 through September 30, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	0	0.00%
Greater than 1.0% and Less than 1.5%	5	1.98%
Greater than 0.5% and Less than 1.0%	43	17.00%
Between 0.5% and -0.5%	183	72.33%
Less than -0.5% and Greater than -1.0%	18	7.11%
Less than -1.0% and Greater than -1.5%	4	1.58%
Less than -1.5% and Greater than -2.0%	0	0.00%
Less than -2.0%	0	0.00%
	253	100.00%

Lattice US Equity Strategy ETF
Period Covered: October 1, 2015 through September 30, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	0	0.00%
Greater than 1.0% and Less than 1.5%	1	0.40%
Greater than 0.5% and Less than 1.0%	0	0.00%
Between 0.5% and -0.5%	252	99.60%
Less than -0.5% and Greater than -1.0%	0	0.00%
Less than -1.0% and Greater than -1.5%	0	0.00%
Less than -1.5% and Greater than -2.0%	0	0.00%
Less than -2.0%	0	0.00%
	253	100.00%

LATTICE STRATEGIES TRUST
September 30, 2016
(Unaudited)

DISCLOSURE OF INFORMATION ABOUT FUND TRUSTEES AND OFFICERS

The following table provides information with respect to each Trustee, including those Trustees who are not considered to be “interested” as that term is defined in the 1940 Act (the “Independent Trustees”), and officer of the Trust.

Name, Address and Year of Birth (a)	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES
Robin Christine Beery (1967)	Trustee and Chairperson of the Nominating and Governance Committee	Term: Unlimited Served as Trustee: since December 2014	Executive Vice President of U.S. Distribution, Janus Capital Group (1994 to 2014)	5	Director, Like-a-Pro LLC (sports marketing) (2014 to present); Director, UMB (banking) (2015 to present)
Naozer Dadachanji (1962)	Trustee and Lead Independent Trustee	Term: Unlimited Served as Trustee: since December 2014	Partner and Board Member, CamberView Partners (2012 to present) (investment adviser); Managing Director, BlackRock (including Barclays Global Investors acquired by BlackRock) (2003 to 2012)	5	Board Member, Bridge Athletic (information technology) (2014 to present)
David Sung (1953)	Trustee and Chairman of the Audit Committee	Term: Unlimited Served as Trustee: since December 2014	Retired (2014); Asset Management Market Leader for the West – United States, Ernst & Young LLP (2010 to 2014); Asset Management Practice Co-Leader for the Asia Pacific Region, Ernst & Young LLP (2007 to 2010); Partner, Alternative Asset Management Practice, Ernst & Young LLP (1995 to 2007); Audit Partner, Coopers and Lybrand (1990 to 1995); Partner, Spice and Oppenheimer (1979 to 1990)	5	Director, Hayman Offshore Management, Inc. (private investment funds) (2014 to present); Advisory Board Member, ValueAct (private investment funds) (2014 to present); Advisory Board Member Bull Capital (investment funds) (2014 to present); and Independent Non-Executive Director, Nippon Wealth Bank (banking) (2014 to present)
INTERESTED TRUSTEE
Theodore James Lucas (1966)	Trustee and Chairman	Term: Unlimited Served as Trustee: since December 2014	Managing Partner, Lattice Strategies LLC (2003 to present)	5	None

(a)	The address of each Trustee is c/o Lattice Strategies Trust, 101 Montgomery Street, 27th Floor, San Francisco, CA 94104.

LATTICE STRATEGIES TRUST
September 30, 2016
(Unaudited)

DISCLOSURE OF INFORMATION ABOUT FUND TRUSTEES AND OFFICERS (Continued)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Darek Wojnar, CFA 101 Montgomery Street, 27th Floor, San Francisco, CA 94104 (1965)	President	Term: Unlimited Served: since December 2014	Managing Director, Lattice Strategies LLC (2014 to present); Managing Director, BlackRock (including Barclays Global Investors acquired by BlackRock) (2005 to 2013).
Cory J. Gossard ALPS Fund Services, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203 (1972)	Chief Compliance Officer	Term: Unlimited Served: since December 2014	Vice President and Deputy Chief Compliance Officer, ALPS Fund Services, Inc. (February 2014 to present). Senior Vice President, Citibank (1995 to 2014). Served in various leadership roles at Citibank, in Compliance, Relationship Management and Fund Administration.
David James 4 Copley Place, CPH 0326 Boston, MA 02116 (1970)	Secretary	Term: Unlimited Served: since December 2014	Vice President and Managing Counsel, State Street Bank and Trust Company (2009 to present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 to 2009).
Albert Lee 101 Montgomery Street, 27th Floor, San Francisco, CA 94104 (1979)	Treasurer	Term: Unlimited Served: since December 2014	Managing Director & Chief Operating Officer, Lattice Strategies LLC (2009 to present); Chief Operating Officer, Avicenna Capital Management (2007 to 2009); Chief Financial Officer, Steeple Capital LP (2005 to 2007).

Trustees
Robin Christine Beery
Naozer Dadachanji
David Sung
Theodore James Lucas

Officers
Darek Wojnar, CFA, President
Cory J. Gossard, Chief Compliance Officer
David James, Secretary
Albert Lee, Treasurer

Investment manager
Lattice Strategies LLC
101 Montgomery Street
San Francisco, CA 94104

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian, administrator and transfer agent
State Street Bank and Trust Company
1 Iron Street
Boston, MA 02110

Legal counsel
Kaye Scholer LLP
250 West 55th Street
New York, NY 10019

Independent registered public accounting firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-415-315-6600 or visiting www.latticeetfs.com. Please read the prospectus carefully before you invest.

Item 2. Code of Ethics.

(a)	Lattice Strategies Trust (the “Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.

(b)	No disclosures are required by this Item 2(b).

(c)	There have been no amendments to the Registrant’s Code of Ethics during the reporting period for this form N-CSR.

(d)	There have been no waivers granted by the Registrant to individuals covered by the Registrant’s Code of Ethics during the reporting period for this Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Registrant’s Code of Ethics is attached as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)	(1)	The Board of Trustees of the Registrant has determined that the Registrant has at least one member serving on the Registrant’s Audit Committee that possesses the attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial expert.”

	(2)	The name of the audit committee financial expert is David Sung. Mr. Sung is deemed to be “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees – For the fiscal year ended September 30, 2016, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“EY”), the Registrant’s principal accountant, for the audit of the Registrant’s annual financial statements, or services that are normally provided by EY in connection with the Registrant’s statutory and regulatory filings and engagements were $60,000. For the fiscal year ended September 30, 2015, the aggregate audit fees billed for professional services rendered by the Registrant’s predecessor accountant (the “Predecessor Accountant”), for the audit of the Registrant’s annual financial statements, or services that are normally provided in connection with the Registrant’s statutory and regulatory filings and engagements were $60,000.

(b)	Audit Related Fees For the fiscal year ended September 30, 2016, the aggregate fees billed for assurance and related services rendered by the EY were $0. For the fiscal year ended September 30, 2015, the aggregate fees billed for assurance and related services rendered by the Predecessor Accountant were $3,500.

(c)	Tax Fees – The aggregate fees billed for professional services rendered by EY to the Registrant for tax compliance, tax advice, tax planning and tax return preparation for the fiscal year ended September 30, 2016 were $0. The aggregate fees billed for professional services rendered by the Predecessor Accountant to the Registrant for tax compliance, tax advice, tax planning and tax return preparation for the fiscal year ended September 30, 2015 were $30,000. These services consisted of the Predecessor Accountant reviewing the Registrant’s excise tax returns, distribution requirements and RIC tax returns, as well as consultations regarding the tax consequences of specific investments.

(d)	All Other Fees - For the fiscal year ended September 30, 2016, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item. For the fiscal year ended September 30, 2015, there were no fees billed for products and services provided by the Predecessor Accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	Pre-Approval Policies and Procedures

(1) Pursuant to the Registrant’s Audit Committee Charter, the Audit Committee shall evaluate the independence of the independent public accountants, including evaluating whether the independent public accountants provide audit services or consulting services to the Registrant or consulting services to the Adviser, and to receive the specific representations of the independent registered public accounting firm as to their independence. Specifically, the Audit Committee will be responsible for evaluating the provision of non-audit services to the Registrant as required by Section 201 of the Sarbanes-Oxley Act, any pre-approval requests submitted by the independent registered public accounting firm as required by Section 202 of the Sarbanes-Oxley Act or as otherwise required under Section 2-01 of Regulation S-X, and shall monitor the conflict of interest requirements in Section 206 of the Sarbanes-Oxley Act, and the prohibitions on improper influence on the conduct of audits in Section 303 of the Sarbanes-Oxley Act. The Audit Committee shall pre-approve any engagement of the independent registered public accounting firm to provide any services (other than prohibited non-audit services) including the fees and other compensation to be paid to the independent registered public accounting firm.

The independent registered public accounting firm is authorized by the Audit Committee to provide non-audit services to the extent allowable under the Sarbanes-Oxley Act of 2002 for the Registrant provided that (i) the fees payable with respect to such services do not exceed $5,000 in any calendar quarter and (ii) such fees are ratified by the Audit Committee at its next meeting. The fees payable with respect to non-audit services may be increased by the affirmative vote of a majority of the members of the Audit Committee.

(2) There were no pre-approval requirements waived for the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “De Minimis Rule”). There were no fees billed for services provided to the Adviser described in paragraphs (b)-(d) of Item 4 that were required to be pre-approved by the Audit Committee as described in paragraph (e)(1) of Item 4.

(f)	No disclosures are required by this Item 4(f).

(g)	For the fiscal year ended September 30, 2016, the aggregate non-audit fees billed by EY for services rendered to the Registrant and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Registrant was $0. For the fiscal year ended September 30, 2015, the aggregate non-audit fees billed by the Predecessor Accountant for services rendered to the Registrant and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Registrant were $33,500.

(h)	No disclosures are required by this Item 4(h).

Item 5. Disclosure of Audit Committees for Listed Companies.

The Registrant has an audit committee which was established by the Board of Trustees of the Registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Registrant’s Audit Committee are David Sung, Robin Beery and Naozer Dadachanji.

Item 6. Schedule of Investments.

(a)	The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Darek Wojnar, the Registrant’s President and Principal Executive Officer, and Albert Lee, the Registrant’s Treasurer and Principal Financial Officer, reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Mr. Wojnar and Mr. Lee determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics referred to in Item 2 is attached.

(a)(2) Separate certifications required by Rule 30a-2 under the 1940 Act for each principal executive officer and principal financial officer of the Registrant are attached.

(a)(3) Not applicable

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the Registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lattice Strategies Trust

By:	/s/ Darek Wojnar Darek Wojnar President and Principal Executive Officer

Date:	December 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Darek Wojnar Darek Wojnar President and Principal Executive Officer

Date:	December 2, 2016

By:	/s/ Albert Lee Albert Lee Treasurer and Principal Financial Officer

Date:	December 2, 2016